UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4552

                            Columbia Funds Trust VIII
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                         COLUMBIA INTERMEDIATE
                                                               BOND FUND
                                                           SEMIANNUAL REPORT
                                                          SEPTEMBER 30, 2005

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TABLE OF CONTENTS

PERFORMANCE INFORMATION ................ 1

FUND PROFILE ........................... 2

UNDERSTANDING YOUR EXPENSES ............ 3

ECONOMIC UPDATE ........................ 4

PORTFOLIO MANAGERS' REPORT ............. 5

INVESTMENT PORTFOLIO ................... 7

STATEMENT OF ASSETS AND LIABILITIES ....19

STATEMENT OF OPERATIONS ................20

STATEMENT OF CHANGES IN NET ASSETS .....21

NOTES TO FINANCIAL STATEMENTS ..........23

FINANCIAL HIGHLIGHTS ...................29

IMPORTANT INFORMATION
ABOUT THIS REPORT ......................33


The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


Graphic:
-----------------
Not FDIC Insured
-----------------
May Lose Value
-----------------
No Bank Guarantee
-----------------

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PRESIDENT'S MESSAGE

                                                 COLUMBIA INTERMEDIATE BOND FUND

Photo of: Christopher L. Wilson

DEAR SHAREHOLDER:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

PERFORMANCE INFORMATION
                                                 COLUMBIA INTERMEDIATE BOND FUND


sidebar

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

PERFORMANCE OF A $10,000 INVESTMENT 10/01/95 - 09/30/05 ($)
   SALES CHARGE:  WITHOUT      WITH
   CLASS A        18,913       18,024
   CLASS B        18,403       18,403
   CLASS C        18,504       18,504
   CLASS Z        19,171          N/A

Line Chart:
GROWTH OF A $10,000 INVESTMENT 10/01/95- 09/30/05

                      CLASS A SHARES                     CLASS A SHARES          LEHMAN BROTHERS AGGREGATE
                WITHOUT SALES CHARGE                  WITH SALES CHARGE                         BOND INDEX
OCT-95                         10000                               9525                              10000
                               10113                               9633                              10130
                               10273                               9785                              10282
                               10423                               9928                              10426
                               10527                              10027                              10495
                               10361                               9869                              10312
                               10289                               9800                              10240
                               10227                               9742                              10183
                               10227                               9742                              10162
                               10346                               9855                              10298
                               10394                               9900                              10326
                               10391                               9897                              10309
                               10560                              10058                              10488
                               10770                              10258                              10721
                               10978                              10456                              10904
                               10894                              10377                              10803
                               10960                              10439                              10836
                               10995                              10473                              10863
                               10870                              10353                              10743
                               11036                              10512                              10904
                               11154                              10624                              11007
                               11310                              10773                              11138
                               11631                              11079                              11439
                               11510                              10964                              11342
                               11673                              11118                              11509
                               11787                              11227                              11676
                               11833                              11271                              11729
                               11910                              11344                              11848
                               12066                              11493                              11999
                               12089                              11515                              11990
                               12154                              11577                              12031
                               12217                              11637                              12093
                               12324                              11738                              12208
                               12388                              11799                              12312
                               12416                              11826                              12338
                               12357                              11770                              12539
                               12616                              12017                              12832
                               12416                              11826                              12764
                               12607                              12008                              12837
                               12675                              12073                              12875
                               12807                              12198                              12967
                               12641                              12041                              12740
                               12784                              12177                              12810
                               12839                              12229                              12851
                               12752                              12146                              12738
                               12710                              12106                              12697
                               12711                              12107                              12643
                               12707                              12104                              12636
                               12836                              12226                              12783
                               12851                              12241                              12830
                               12879                              12268                              12829
                               12836                              12226                              12767
                               12863                              12252                              12725
                               12995                              12378                              12879
                               13126                              12503                              13049
                               13046                              12426                              13011
                               12973                              12357                              13005
                               13297                              12666                              13275
                               13442                              12804                              13396
                               13653                              13005                              13590
                               13783                              13128                              13676
                               13802                              13147                              13766
                               13947                              13285                              13992
                               14197                              13523                              14252
                               14539                              13849                              14486
                               14714                              14015                              14612
                               14812                              14109                              14685
                               14774                              14072                              14623
                               14955                              14245                              14711
                               14964                              14254                              14767
                               15313                              14586                              15098
                               15511                              14774                              15271
                               15349                              14620                              15450
                               15566                              14826                              15773
                               15558                              14819                              15555
                               15480                              14745                              15456
                               15599                              14858                              15581
                               15684                              14939                              15732
                               15574                              14834                              15471
                               15712                              14966                              15771
                               15865                              15111                              15905
                               15727                              14980                              16042
                               15606                              14864                              16236
                               15848                              15095                              16510
                               15922                              15166                              16778
                               15723                              14976                              16701
                               15964                              15205                              16696
                               16315                              15540                              17041
                               16390                              15611                              17057
                               16629                              15839                              17292
                               16682                              15890                              17278
                               16979                              16173                              17421
                               17390                              16564                              17746
                               17463                              16634                              17710
                               17037                              16228                              17115
                               17087                              16275                              17228
                               17577                              16742                              17684
                               17549                              16715                              17520
                               17637                              16799                              17562
                               17822                              16975                              17741
                               18007                              17152                              17883
                               18135                              17274                              18076
                               18264                              17396                              18212
                               17880                              17031                              17738
                               17734                              16891                              17667
                               17824                              16977                              17768
                               17995                              17140                              17944
                               18326                              17456                              18287
                               18392                              17519                              18336
                               18565                              17683                              18490
                               18476                              17598                              18342
                               18644                              17758                              18511
                               18735                              17845                              18628
                               18705                              17817                              18518
                               18546                              17665                              18423
                               18721                              17832                              18672
                               18895                              17997                              18874
                               19027                              18123                              18977
                               18907                              18009                              18805
                               19102                              18195                              19045
SEP-05                         18913                              18024                              18852

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Intermediate Bond Fund during the stated period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)
   SHARE CLASS                   A                         B                         C                       Z
   INCEPTION                 07/31/00                  02/01/02                  02/01/02                12/05/78
   SALES CHARGE           WITHOUT   WITH           WITHOUT  WITH              WITHOUT  WITH               WITHOUT
   6-MONTH (CUMULATIVE)    2.02    -2.86             1.64   -1.35               1.72    0.72               2.15
   1-YEAR                  2.87    -1.96             2.11   -0.83               2.27    1.29               3.13
   5-YEAR                  6.54     5.50             5.96    5.96               6.08    6.08               6.83
   10-YEAR                 6.58     6.07             6.29    6.29               6.35    6.35               6.72

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Class A, class B and class C are newer classes of shares. Class A performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and class C performance information includes returns of the fund's class A shares for the period from July 31, 2000 through February 1, 2002 and for periods prior thereto, the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, class B and class C shares were initially offered on February 1, 2002, and class Z shares were initially offered on December 5, 1978.

FUND PROFILE

                                                 COLUMBIA INTERMEDIATE BOND FUND


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SUMMARY

o FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005, THE FUND'S CLASS A SHARES RETURNED 2.02% WITHOUT SALES CHARGE.

o THE FUND TRAILED ITS BENCHMARK, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, BUT OUTPERFORMED THE AVERAGE OF ITS PEER GROUP, THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND CATEGORY.

o WHILE THE FUND'S SUBSTANTIAL HOLDINGS IN CORPORATE BONDS HURT ITS PERFORMANCE RELATIVE TO THE INDEX, POSITIONS IN ASSET-BACKED SECURITIES AND HIGH-YIELD BONDS HELPED ITS RETURN RELATIVE TO ITS PEER GROUP.


          CLASS A SHARES                    LEHMAN BROTHERS AGGREGATE
               2.02%                               BOND INDEX
                                                      2.31%

                              artwork: 2 arrows up


                                    OBJECTIVE

    Seeks total return by investing for a high level of current in come and opportunities for capital appreciation

                                TOTAL NET ASSETS
                                $1,401.9 million

MANAGEMENT STYLE
artwork: Fixed Income Maturity: Interm.
         Quality: Medium

end sidebar

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed, and the composition of its portfolio will change over time.


PORTFOLIO STRUCTURE AS OF 09/30/05 (%)
   CORPORATE FIXED-INCOME
     BONDS & NOTES                              49.8
   MORTGAGE-BACKED SECURITIES                   16.1
   GOVERNMENT AGENCIES & OBLIGATIONS            14.6
   COLLATERALIZED MORTGAGE OBLIGATIONS          11.5
   ASSET-BACKED SECURITIES                       7.4
   CASH EQUIVALENTS, NET OTHER
     ASSETS & LIABILITIES                        0.6


QUALITY BREAKDOWN AS OF 09/30/05 (%)
   AAA                                          47.2
   AA                                            7.8
   A                                            18.1
   BAA                                          17.0
   OTHER                                         9.9


MATURITY BREAKDOWN AS OF 09/30/05 (%)
   0-1 YEAR                                      3.7
   1-5 YEARS                                    45.5
   5-10 YEARS                                   37.4
   10-20 YEARS                                   5.4
   OVER 20 YEARS                                 8.0

Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard and Poor's, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

UNDERSTANDING YOUR EXPENSES
                                                 COLUMBIA INTERMEDIATE BOND FUND

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ESTIMATING YOUR ACTUAL EXPENSES
To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

end sidebar


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/05 - 09/30/05
               ACCOUNT VALUE AT THE         ACCOUNT VALUE AT THE            EXPENSES PAID              FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)     END OF THE PERIOD ($)        DURING THE PERIOD ($)          EXPENSE RATIO (%)
              ACTUAL    HYPOTHETICAL       ACTUAL    HYPOTHETICAL        ACTUAL    HYPOTHETICAL
 CLASS A     1,000.00     1,000.00        1,020.21     1,020.51           4.61         4.61                  0.91
 CLASS B     1,000.00     1,000.00        1,016.39     1,016.75           8.39         8.39                  1.66
 CLASS C     1,000.00     1,000.00        1,017.20     1,017.50           7.64         7.64                  1.51
 CLASS Z     1,000.00     1,000.00        1,021.51     1,021.76           3.34         3.35                  0.66

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by (365.)

Had the distributor not waived a portion of Class A and Class C shares' expenses, Class A and Class C shares' total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.



COMPARE WITH OTHER FUNDS
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

ECONOMIC UPDATE
                                                 COLUMBIA INTERMEDIATE BOND FUND

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SUMMARY
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005

o DESPITE VOLATILITY, THE BROAD STOCK MARKET GENERATED A SOLID RETURN FOR THE PERIOD. THE S&P 500 INDEX RETURNED 5.02%. AS THE ECONOMY EXPANDED, SMALL-CAP STOCKS OUTPERFORMED LARGE-CAP STOCKS, AS MEASURED BY THE RUSSELL 2000 INDEX.


                  S&P 500 INDEX                 RUSSELL 2000 INDEX
                      5.02%                            9.21%
                              artwork: 2 arrows up

o INVESTMENT-GRADE BONDS CHALKED UP MODEST GAINS AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE BOND INDEX. HIGH-YIELD BONDS LED THE FIXED-INCOME MARKETS, AS MEASURED BY THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX.


                    LEHMAN INDEX                MERRILL LYNCH INDEX
                        2.31%                          3.62%
                              artwork: 2 arrows up


The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

end sidebar

The US economy moved ahead at a healthy pace during the six-month period that began April 1, 2005, and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped buoy consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first five months of the period, the economy added an average of 200,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast storms--a figure that was lower than originally estimated and considerably lower than expected. The unemployment rate rose to 5.1%, up from a four-year low of 4.9%.
Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, then fell sharply in September. The September decline was the largest in 25 years, according to the University of Michigan's monthly survey. Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

BONDS DELIVERED MODEST GAINS

The US bond market delivered little in the way of price appreciation, but income resulted in modest positive returns. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.3%, slightly lower than where it started the period. In this environment, the Lehman Brothers Aggregate Bond Index returned 2.31% for the six-month period. Treasuries outperformed corporate and mortgage-backed securities. However, high-yield bonds led the fixed-income markets, despite a setback in the spring when GM and Ford bonds were downgraded and again as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.62%.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes.1 However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

DESPITE VOLATILITY, STOCKS MOVED AHEAD

The S&P 500 Index--a broad measure of large company stock market performance--returned 5.02% for this reporting period. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value. Energy and utilities stocks outperformed other sectors by a considerable margin.


1 The federal funds rate was raised to 3.5% on August 9, 2005 and to 3.75% on September 20, 2005.

PORTFOLIO MANAGERS' REPORT
                                                 COLUMBIA INTERMEDIATE BOND FUND

sidebar

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.


NET ASSET VALUE PER SHARE
AS OF 09/30/05 ($)
   CLASS A                     8.94
   CLASS B                     8.94
   CLASS C                     8.94
   CLASS Z                     8.94


DISTRIBUTIONS DECLARED PER SHARE
04/01/05 - 09/30/05 ($)
   CLASS A                     0.20
   CLASS B                     0.17
   CLASS C                     0.17
   CLASS Z                     0.21


SEC YIELDS AS OF 09/30/05 (%)
   CLASS A                     3.90
   CLASS B                     3.34
   CLASS C                     3.50
   CLASS Z                     4.35

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.


HOLDINGS DISCUSSED IN THIS REPORT
AS OF 09/30/05 (%)
   AMERADA HESS                 0.3
   NEXEN                        0.5
   DEVON FINANCING              0.3

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

end sidebar


For the six-month period ended September 30, 2005, class A shares of Columbia Intermediate Bond Fund returned 2.02% without sales charge. The fund trailed its benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 2.31% for the same period. The fund came out slightly ahead of its peer group, the Lipper Intermediate Investment Grade Bond Category, which averaged 2.00% for the period.2

We believe the fund's underperformance relative to its benchmark was primarily due to its significant holdings in investment-grade corporate bonds, which underperformed Treasuries during the period. Relative to its Lipper category peers, we believe the fund was helped by strong returns from its holdings in high-yield and asset-backed securities.

TREASURIES REBOUNDED ON RISK CONCERNS

The difference between long- and short-term yields narrowed during the period, and investors were paid less for taking risk. The investment-grade bond sector was rocked by news of several significant credit-rating downgrades in the automotive area. Record highs in energy prices added to these woes, as investors grew concerned about the potential for rising inflation and the possibility that the rising cost of fuel might impede consumer demand. As the Federal Reserve Board (the Fed) continued to ratchet up short-term rates, many investors turned to the perceived safety of Treasury bonds. In this environment, the fund's performance was hurt modestly due to its greater-than-index allocation to investment-grade corporate bonds.

HIGH-YIELD, HOME EQUITY ISSUES HELPED RETURNS

While performance in much of the investment-grade area was volatile during the period, several sub-sectors of the corporate market stood out with better-than-average returns. The fund's holdings in the high-yield corporate sector aided performance as these issues generated strong returns and outpaced Treasuries, despite credit concerns in the auto and airline sectors. The fund's large position in asset-backed bonds (which are secured by loans or accounts receivable) paid off during the period as these bonds, in particular those backed by home equity loans, performed strongly. The fund also benefited from its light position relative to the index in mortgage-backed securities, which underperformed due to their interest-rate sensitivity.

FLOATING RATE, ENERGY BONDS ENHANCED PERFORMANCE

Against a backdrop of rising rates, we added to the fund's position in floating-rate bonds with a floating rate structure, which re-set their yields at regular intervals. These issues permitted the fund to capture the positive effect of rising short-term rates. The energy sector continued to shine during the period, driven by soaring oil and natural gas prices. The fund benefited by holding a triple weight in the energy sector names relative to its index. In particular, oil producers Amerada Hess and Nexen, as well as oil and natural gas producer, Devon Financing, were strong contributors. Meanwhile, the fund's positions in the retail and paper sectors detracted from returns as these sectors underperformed.


2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

                                                 COLUMBIA INTERMEDIATE BOND FUND

sidebar

We plan to continue to reduce corporate holdings that have outperformed with an eye towards building positions in more attractively-valued areas of the bond market, such as mortgage-backed securities.

end sidebar


SIGNS INDICATE SLOWING ECONOMY

A combination of higher energy costs, higher short-term interest rates and moderating housing prices have the potential to slow consumer spending going forward. As all signs point to slowing economic growth, the Fed appears dedicated to its rate-raising cycle as a precaution against inflation. Nonetheless, there are signs that longer-term rates are stabilizing. With these factors in mind, we plan to continue to reduce corporate holdings that have outperformed with an eye towards building positions in more attractively-valued areas of the bond market, such as mortgage-backed securities. We expect mortgage securities to perform well in a stable interest rate environment.

Carl W. Pappo is the lead manager for the fund. He has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

/s/ Carl W. Pappo


Ann T. Peterson has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

/s/ Ann T. Peterson


Thomas LaPointe has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

/s/ Thomas LaPointe


Marie M. Schofield has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1990.

/s/ Marie M. Schofield


Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk bonds") offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

INVESTMENT PORTFOLIO

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

CORPORATE FIXED-INCOME BONDS & NOTES - 49.8%
BASIC MATERIALS - 1.4%
CHEMICALS - 0.4%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                      EASTMAN CHEMICAL CO.        6.300% 11/15/18                                       1,205,000     1,272,420
                                                  ------------------------------------------------------------------------------
                     EQUISTAR CHEMICALS LP        10.625% 05/01/11                                      1,000,000     1,090,000
                                                  ------------------------------------------------------------------------------
                     LYONDELL CHEMICAL CO.        9.625% 05/01/07                                       2,000,000     2,100,000
                                                  ------------------------------------------------------------------------------
                      NOVA CHEMICALS CORP.        6.500% 01/15/12                                       2,000,000     1,960,000
                                                  ------------------------------------------------------------------------------
                                                                                                  Chemicals Total     6,422,420
FOREST PRODUCTS & PAPER - 0.5%
------------------------------------------        ------------------------------------------------------------------------------
                ABITIBI-CONSOLIDATED, INC.        8.375% 04/01/15                                       1,500,000     1,477,500
                                                  ------------------------------------------------------------------------------
                            CASCADES, INC.        7.250% 02/15/13                                       2,205,000     2,155,388
                                                  ------------------------------------------------------------------------------
                     GEORGIA-PACIFIC CORP.        8.000% 01/15/24                                       2,000,000     2,202,500
                                                  ------------------------------------------------------------------------------
                   NORSKE SKOG CANADA LTD.        7.375% 03/01/14                                       1,000,000       955,000
                                                  ------------------------------------------------------------------------------
                                                                                    Forest Products & Paper Total     6,790,388
METALS & MINING - 0.5%
------------------------------------------        ------------------------------------------------------------------------------
                               ALCAN, INC.        4.875% 09/15/12                                       6,650,000     6,590,815
                                                                                            Metals & Mining Total     6,590,815
                                                                                                                   -------------
                                                                                            BASIC MATERIALS TOTAL    19,803,623
COMMUNICATIONS - 4.9%
MEDIA - 1.9%
------------------------------------------        ------------------------------------------------------------------------------
COMCAST CABLE COMMUNICATIONS HOLDINGS, INC.       8.375% 03/15/13                                       8,500,000    10,056,945
                                                  ------------------------------------------------------------------------------
                  COX COMMUNICATIONS, INC.        7.750% 11/01/10                                       6,000,000     6,641,700
                                                  ------------------------------------------------------------------------------
                        CSC HOLDINGS, INC.        7.625% 04/01/11                                       1,995,000     1,965,075
                                                  ------------------------------------------------------------------------------
                        ECHOSTAR DBS CORP.        6.625% 10/01/14                                       2,425,000     2,406,813
                                                  ------------------------------------------------------------------------------
                         TIME WARNER, INC.        6.875% 05/01/12                                       2,720,000     2,971,083
                                                  7.625% 04/15/31                                       2,720,000     3,190,179
                                                  ------------------------------------------------------------------------------
                                                                                                      Media Total    27,231,795
TELECOMMUNICATION SERVICES - 3.0%
                                                  ------------------------------------------------------------------------------
                           BELLSOUTH CORP.        3.915% 11/15/07 (a)                                   6,360,000     6,361,081
                                                  ------------------------------------------------------------------------------
          CINGULAR WIRELESS SERVICES, INC.        8.125% 05/01/12                                       5,440,000     6,379,379
                                                  ------------------------------------------------------------------------------
               CITIZENS COMMUNICATIONS CO.        9.000% 08/15/31                                       2,250,000     2,286,562
                                                  ------------------------------------------------------------------------------
               NEXTEL COMMUNICATIONS, INC.        7.375% 08/01/15                                       1,545,000     1,657,013
                                                  ------------------------------------------------------------------------------
                               QWEST CORP.        8.875% 03/15/12                                       2,500,000     2,725,000
                                                  ------------------------------------------------------------------------------
                       ROGERS CANTEL, INC.        9.750% 06/01/16                                       2,000,000     2,415,000
                                                  ------------------------------------------------------------------------------
                      SPRINT CAPITAL CORP.        8.750% 03/15/32                                       1,500,000     2,008,770
                                                  ------------------------------------------------------------------------------
                 TELECOM ITALIA CAPITAL SA        4.950% 09/30/14 (b)                                   8,600,000     8,310,696
                                                  ------------------------------------------------------------------------------
              TELEFONOS DE MEXICO SA DE CV        4.500% 11/19/08                                       6,000,000     5,925,000
                                                  4.750% 01/27/10                                       1,800,000     1,795,500
                                                  ------------------------------------------------------------------------------
              VERIZON GLOBAL FUNDING CORP.        7.375% 09/01/12                                       2,175,000     2,469,582
                                                                                 Telecommunication Services Total    42,333,583
                                                                                                                   -------------
                                                                                             COMMUNICATIONS TOTAL    69,565,378

                                 See Accompanying Notes to Financial Statements.

                                        7


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
CONSUMER CYCLICAL - 7.1%
AIRLINES - 1.7%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                   AMERICAN AIRLINES, INC.        7.024% 10/15/09                                       1,750,000     1,771,875
                                                  ------------------------------------------------------------------------------
                CONTINENTAL AIRLINES, INC.        6.940% 10/15/13                                       1,276,618     1,241,511
                                                  7.461% 04/01/15                                       3,928,126     3,653,157
                                                  ------------------------------------------------------------------------------
                    SOUTHWEST AIRLINES CO.        5.496% 11/01/06                                       7,000,000     7,064,890
                                                  ------------------------------------------------------------------------------
                     UNITED AIRLINES, INC.        7.186% 04/01/11 (c)                                   5,863,920     5,746,641
                                                  7.783% 01/01/14 (c)                                   2,843,628     2,708,556
                                                  9.200% 03/22/08 (d)                                   2,399,897     1,199,949
                                                  ------------------------------------------------------------------------------
                                                                                                   Airlines Total    23,386,579
APPAREL - 0.2%
------------------------------------------        ------------------------------------------------------------------------------
                 JONES APPAREL GROUP, INC.        6.125% 11/15/34                                       2,170,000     1,859,299
                                                  ------------------------------------------------------------------------------
                 PHILLIPS-VAN HEUSEN CORP.        7.250% 02/15/11                                       1,000,000     1,025,000
                                                  ------------------------------------------------------------------------------
                                                                                                    Apparel Total     2,884,299
AUTO MANUFACTURERS - 1.5%
------------------------------------------        ------------------------------------------------------------------------------
          DAIMLERCHRYSLER NA HOLDING CORP.        4.314% 09/10/07 (a)                                   6,000,000     6,009,600
                                                  6.400% 05/15/06                                       8,000,000     8,079,440
                                                  8.500% 01/18/31                                       3,500,000     4,242,525
                                                  ------------------------------------------------------------------------------
                      GENERAL MOTORS CORP.        8.375% 07/15/33                                         900,000       702,000
                                                  ------------------------------------------------------------------------------
              NAVISTAR INTERNATIONAL CORP.        7.500% 06/15/11                                       2,000,000     2,030,000
                                                  ------------------------------------------------------------------------------
                                                                                         Auto Manufacturers Total    21,063,565
ENTERTAINMENT - 0.1%
------------------------------------------        ------------------------------------------------------------------------------
        STEINWAY MUSICAL INSTRUMENTS, INC.        8.750% 04/15/11                                       1,000,000     1,052,500
                                                  ------------------------------------------------------------------------------
                                                                                              Entertainment Total     1,052,500
HOME BUILDERS - 0.4%
------------------------------------------        ------------------------------------------------------------------------------
                         D.R. HORTON, INC.        9.750% 09/15/10                                       1,000,000     1,147,500
                                                  ------------------------------------------------------------------------------
            K. HOVNANIAN ENTERPRISES, INC.        7.750% 05/15/13                                       2,000,000     2,050,000
                                                  ------------------------------------------------------------------------------
                    STANDARD PACIFIC CORP.        9.250% 04/15/12                                       2,000,000     2,150,000
                                                  ------------------------------------------------------------------------------
                                                                                              Home Builders Total     5,347,500
LEISURE TIME - 0.1%
------------------------------------------        ------------------------------------------------------------------------------
                                  K2, INC.        7.375% 07/01/14                                       2,250,000     2,250,000
                                                  ------------------------------------------------------------------------------
                                                                                               Leisure Time Total     2,250,000
LODGING - 1.3%
------------------------------------------        ------------------------------------------------------------------------------
              HARRAH'S OPERATING CO., INC.        5.625% 06/01/15 (b)                                   7,000,000     6,895,560
                                                  ------------------------------------------------------------------------------
                        HYATT EQUITIES LLC        6.875% 06/15/07 (b)                                   5,000,000     5,142,150
                                                  ------------------------------------------------------------------------------
                                MGM MIRAGE        6.750% 09/01/12                                       2,500,000     2,518,750
                                                  ------------------------------------------------------------------------------
           MOHEGAN TRIBAL GAMING AUTHORITY        6.125% 02/15/13                                       1,125,000     1,117,969
                                                  ------------------------------------------------------------------------------
                       SENECA GAMING CORP.        7.250% 05/01/12                                         830,000       850,750
                                                  ------------------------------------------------------------------------------
                     STATION CASINOS, INC.        6.875% 03/01/16                                       2,000,000     2,030,000
                                                  ------------------------------------------------------------------------------
                                                                                                    Lodging Total    18,555,179
                                                  ------------------------------------------------------------------------------

See Accompanying Notes to Financial Statements.

                                       8


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
CONSUMER CYCLICAL - (CONTINUED)
RETAIL - 1.2%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                                 CVS CORP.        5.298% 01/11/27 (b)                                   3,330,834     3,323,373
                                                  ------------------------------------------------------------------------------
                     FERRELLGAS ESCROW LLC        6.750% 05/01/14                                       1,500,000     1,462,500
                                                  ------------------------------------------------------------------------------
                              TARGET CORP.        6.350% 01/15/11                                       8,120,000     8,711,461
                                                  ------------------------------------------------------------------------------
                        TEMPUR-PEDIC, INC.        10.250% 08/15/10                                        317,000       345,530
                                                  ------------------------------------------------------------------------------
                     WAL-MART STORES, INC.        7.550% 02/15/30                                       2,040,000     2,597,491
                                                  ------------------------------------------------------------------------------
                                                                                                     Retail Total    16,440,355
TEXTILES - 0.6%
------------------------------------------        ------------------------------------------------------------------------------
                              CINTAS CORP.        5.125% 06/01/07                                       5,315,000     5,364,058
                                                  6.000% 06/01/12                                       3,250,000     3,470,090
                                                  ------------------------------------------------------------------------------
                                                                                                   Textiles Total     8,834,148
                                                                                                                   -------------
                                                                                          CONSUMER CYCLICAL TOTAL    99,814,125


CONSUMER NON-CYCLICAL - 3.5%
BEVERAGES - 0.7%
------------------------------------------        ------------------------------------------------------------------------------
                CONSTELLATION BRANDS, INC.        8.125% 01/15/12                                       1,545,000     1,629,975
                                                  ------------------------------------------------------------------------------
                        DIAGEO CAPITAL PLC        3.710% 04/20/07 (a)                                   7,500,000     7,508,700
                                                  ------------------------------------------------------------------------------
                                                                                                  Beverages Total     9,138,675
BIOTECHNOLOGY - 0.4%
------------------------------------------        ------------------------------------------------------------------------------
                BIO-RAD LABORATORIES, INC.        7.500% 08/15/13                                       2,000,000     2,120,000
                                                  ------------------------------------------------------------------------------
                           GENENTECH, INC.        4.400% 07/15/10 (b)                                   4,200,000     4,150,776
                                                  ------------------------------------------------------------------------------
                                                                                              Biotechnology Total     6,270,776
COMMERCIAL SERVICES - 0.6%
------------------------------------------        ------------------------------------------------------------------------------
              CORRECTIONS CORP. OF AMERICA        6.250% 03/15/13                                       2,000,000     1,980,000
                                                  ------------------------------------------------------------------------------
                            FTI CONSULTING        7.625% 06/15/13 (b)                                   1,570,000     1,601,400
                                                  ------------------------------------------------------------------------------
                         NATIONSRENT, INC.        9.500% 10/15/10                                       2,000,000     2,185,000
                                                  ------------------------------------------------------------------------------
               SERVICE CORP. INTERNATIONAL        7.700% 04/15/09                                       2,000,000     2,100,000
                                                  ------------------------------------------------------------------------------
                                                                                        Commercial Services Total     7,866,400
FOOD - 0.6%
------------------------------------------        ------------------------------------------------------------------------------
                     CADBURY-SCHWEPPES PLC        3.875% 10/01/08 (b)                                   7,000,000     6,819,400
                                                  ------------------------------------------------------------------------------
                       DOLE FOOD CO., INC.        8.625% 05/01/09                                         500,000       520,000
                                                  ------------------------------------------------------------------------------
            STATER BROTHERS HOLDINGS, INC.        8.125% 06/15/12                                         750,000       740,625
                                                  ------------------------------------------------------------------------------
                                                                                                       Food Total     8,080,025
HEALTHCARE SERVICES - 1.0%
------------------------------------------        ------------------------------------------------------------------------------
                                 HCA, INC.        6.950% 05/01/12                                       1,000,000     1,031,880
                                                  7.875% 02/01/11                                       2,515,000     2,706,618
                                                  ------------------------------------------------------------------------------
                   TENET HEALTHCARE CORP.        9.875% 07/01/14                                        2,250,000     2,354,063
                                                  ------------------------------------------------------------------------------
                  UNITEDHEALTH GROUP, INC.        3.300% 01/30/08                                       8,250,000     8,021,227
                                                  ------------------------------------------------------------------------------
                                                                                        Healthcare Services Total    14,113,788
                                                  ------------------------------------------------------------------------------

                                 See Accompanying Notes to Financial Statements.

                                        9


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
CONSUMER NON-CYCLICAL - (CONTINUED)
PHARMACEUTICALS - 0.2%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)

                   AMERISOURCEBERGEN CORP.        5.875% 09/15/15 (b)                                   1,420,000     1,409,350
                                                  ------------------------------------------------------------------------------
                  MYLAN LABORATORIES, INC.        6.375% 08/15/15 (b)                                   1,900,000     1,902,375
                                                  ------------------------------------------------------------------------------
                                                                                            Pharmaceuticals Total     3,311,725
                                                                                                                   -------------
                                                                                      CONSUMER NON-CYCLICAL TOTAL    48,781,389


ENERGY - 4.6%
COAL - 0.1%
------------------------------------------        ------------------------------------------------------------------------------
                  ARCH WESTERN FINANCE LLC        6.750% 07/01/13                                       1,000,000     1,020,000
                                                  ------------------------------------------------------------------------------
                                                                                                       Coal Total     1,020,000
OIL & GAS - 3.6%
------------------------------------------        ------------------------------------------------------------------------------
                        AMERADA HESS CORP.        7.300% 08/15/31                                       4,000,000     4,666,800
                                                  ------------------------------------------------------------------------------
                   CHESAPEAKE ENERGY CORP.        6.375% 06/15/15                                       1,500,000     1,509,375
                                                  7.500% 06/15/14                                       1,160,000     1,235,400
                                                  ------------------------------------------------------------------------------
                     DEVON FINANCING CORP.        7.875% 09/30/31                                       3,535,000     4,440,632
                                                  ------------------------------------------------------------------------------
                  GAZPROM INTERNATIONAL SA        7.201% 02/01/20 (b)                                   6,000,000     6,555,000
                                                  ------------------------------------------------------------------------------
                               NEXEN, INC.        5.875% 03/10/35                                       1,000,000       980,110
                                                  7.875% 03/15/32                                       5,250,000     6,530,632
                                                  ------------------------------------------------------------------------------
                      NOBLE DRILLING CORP.        7.500% 03/15/19                                       4,813,000     5,649,596
                                                  ------------------------------------------------------------------------------
        PEMEX PROJECT FUNDING MASTER TRUST        7.875% 02/01/09                                       6,000,000     6,487,500
                                                  ------------------------------------------------------------------------------
       PETROBRAS INTERNATIONAL FINANCE CO.        9.750% 07/06/11                                       3,500,000     4,204,375
                                                  ------------------------------------------------------------------------------
                 PRIDE INTERNATIONAL, INC.        7.375% 07/15/14                                       1,500,000     1,620,000
                                                  ------------------------------------------------------------------------------
RAS LAFFAN LIQUEFIED NATURAL GAS CO., LTD.        3.437% 09/15/09 (b)                                   6,705,000     6,501,302
                                                  ------------------------------------------------------------------------------
                                                                                                  Oil & Gas Total    50,380,722
PIPELINES - 0.9%
------------------------------------------        ------------------------------------------------------------------------------
                       KINDER MORGAN, INC.        5.150% 03/01/15                                       8,120,000     8,013,790
                                                  ------------------------------------------------------------------------------
PACIFIC ENERGY PARTNERS LP/PACIFIC ENERGY
                             FINANCE CORP.        6.250% 09/15/15 (b)                                     750,000       754,688
                                                  ------------------------------------------------------------------------------
                  SOUTHERN NATURAL GAS CO.        8.875% 03/15/10                                       2,000,000     2,165,000
                                                  ------------------------------------------------------------------------------
                  WILLIAMS COMPANIES, INC.        8.125% 03/15/12                                       1,500,000     1,650,000
                                                                                                  Pipelines Total    12,583,478
                                                  ------------------------------------------------------------------------------
                                                                                                     ENERGY TOTAL    63,984,200


FINANCIALS - 18.3%
BANKS - 4.2%
------------------------------------------        ------------------------------------------------------------------------------
           AMERICAN EXPRESS CENTURION BANK        3.879% 07/19/07 (a)                                   5,000,000     5,003,350
                                                  ------------------------------------------------------------------------------
                            BANK ONE CORP.        6.000% 08/01/08                                      11,888,000    12,315,968
                                                  ------------------------------------------------------------------------------
                         BARCLAYS BANK PLC        7.375% 06/15/49 (a)(b)                                5,000,000     5,578,600
                                                  ------------------------------------------------------------------------------
                CHINATRUST COMMERCIAL BANK        5.625% 12/29/49 (a)(b)                                2,350,000     2,315,608
                                                  ------------------------------------------------------------------------------
                   HSBC CAPITAL FUNDING LP        9.547% 12/31/49 (a)(b)                               10,500,000    12,491,745
                                                  ------------------------------------------------------------------------------

See Accompanying Notes to Financial Statements.

                                       10

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
FINANCIALS - (CONTINUED)
BANKS - (CONTINUED)
                                                                                                          PAR ($)     VALUE ($)
------------------------------------------        ------------------------------------------------------------------------------
               RABOBANK CAPITAL FUNDING II        5.260% 12/31/49 (a)(b)                               11,500,000    11,717,465
                                                  ------------------------------------------------------------------------------
                            WACHOVIA CORP.        3.625% 02/17/09                                       5,100,000     4,947,000
                                                  ------------------------------------------------------------------------------
                         WELLS FARGO & CO.        3.970% 09/15/09 (a)                                   4,677,000     4,676,859
                                                  ------------------------------------------------------------------------------
                                                                                                      Banks Total    59,046,595
DIVERSIFIED FINANCIAL SERVICES - 9.7%
------------------------------------------        ------------------------------------------------------------------------------
                                  AIR 2 US        8.027% 10/01/19 (b)                                   3,932,565     3,504,898
                                                  ------------------------------------------------------------------------------
                           CIT GROUP, INC.        4.120% 09/20/07 (a)                                   5,000,000     5,013,250
                                                  ------------------------------------------------------------------------------
                                  CITICORP        8.040% 12/15/19 (b)                                  12,075,000    14,867,827
                                                  ------------------------------------------------------------------------------
               COUNTRYWIDE HOME LOAN, INC.        4.040% 11/16/07 (a)                                   5,000,000     4,998,250
                                                  ------------------------------------------------------------------------------
                  ELI LILLY SERVICES, INC.        3.907% 09/12/08 (a)(b)                                5,000,000     4,997,950
                                                  ------------------------------------------------------------------------------
                     FORD MOTOR CREDIT CO.        4.830% 09/28/07 (a)                                   6,000,000     5,895,540
                                                  5.700% 01/15/10                                       2,000,000     1,825,300
                                                  5.800% 01/12/09                                       4,650,000     4,348,494
                                                  7.375% 02/01/11                                       2,040,000     1,959,298
                                                  ------------------------------------------------------------------------------
             FUND AMERICAN COMPANIES, INC.        5.875% 05/15/13                                       4,535,000     4,514,638
                                                  ------------------------------------------------------------------------------
            GENERAL ELECTRIC CAPITAL CORP.        5.375% 03/15/07                                      10,000,000    10,122,700
                                                  ------------------------------------------------------------------------------
           GENERAL MOTORS ACCEPTANCE CORP.        6.875% 09/15/11                                         695,000       632,672
                                                  6.875% 08/28/12                                       1,250,000     1,116,238
                                                  ------------------------------------------------------------------------------
                        HSBC FINANCE CORP.        5.875% 02/01/09                                       8,200,000     8,470,764
                                                  ------------------------------------------------------------------------------
         INTERNATIONAL LEASE FINANCE CORP.        4.875% 09/01/10                                       4,390,000     4,376,347
                                                  6.375% 03/15/09                                       4,600,000     4,813,210
                                                  ------------------------------------------------------------------------------
                     JEFFERIES GROUP, INC.        7.750% 03/15/12                                       5,800,000     6,560,902
                                                  ------------------------------------------------------------------------------
                  JOHN DEERE CAPITAL CORP.        7.000% 03/15/12                                       6,000,000     6,700,140
                                                  ------------------------------------------------------------------------------
                     LABRANCHE & CO., INC.        11.000% 05/15/12                                      2,000,000     2,207,500
                                                  ------------------------------------------------------------------------------
                       MERRILL LYNCH & CO.        4.250% 02/08/10                                       8,100,000     7,943,670
                                                  ------------------------------------------------------------------------------
                            MORGAN STANLEY        4.250% 05/15/10                                       7,000,000     6,840,540
                                                  ------------------------------------------------------------------------------
        PF EXPORT RECEIVABLES MASTER TRUST        3.748% 06/01/13 (b)                                   2,872,188     2,713,413
                                                  ------------------------------------------------------------------------------
                 RESIDENTIAL CAPITAL CORP.        6.375% 06/30/10 (b)                                   6,530,000     6,605,879
                                                  ------------------------------------------------------------------------------
                                 SLM CORP.        3.860% 07/25/08 (a)                                  10,000,000    10,027,000
                                                  ------------------------------------------------------------------------------
                     UFJ FINANCE ARUBA AEC        6.750% 07/15/13                                       5,150,000     5,645,172
                                                  ------------------------------------------------------------------------------
                                                                             Diversified Financial Services Total   136,701,592
INSURANCE - 2.2%
------------------------------------------        ------------------------------------------------------------------------------
          BERKSHIRE HATHAWAY FINANCE CORP.        4.850% 01/15/15                                       5,000,000     4,941,600
                                                  ------------------------------------------------------------------------------
FLORIDA WINDSTORM UNDERWRITING ASSOCIATION        7.125% 02/25/19 (b)                                   4,425,000     5,132,735
                                                  ------------------------------------------------------------------------------
   HARTFORD FINANCIAL SERVICES GROUP, INC.        4.700% 09/01/07                                       4,000,000     3,999,400
                                                  ------------------------------------------------------------------------------
       HARTFORD LIFE GLOBAL FUNDING TRUSTS        4.040% 09/15/09 (a)                                   5,825,000     5,822,553



                                 See Accompanying Notes to Financial Statements.

                                       11


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
FINANCIALS - (CONTINUED)
INSURANCE - (CONTINUED)
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                PRUDENTIAL FINANCIAL, INC.        4.750% 06/13/15                                       3,210,000     3,125,224
                                                  ------------------------------------------------------------------------------
       PRUDENTIAL INSURANCE CO. OF AMERICA        7.650% 07/01/07 (b)                                   7,105,000     7,440,356
                                                  ------------------------------------------------------------------------------
                                                                                                  Insurance Total    30,461,868
REAL ESTATE - 0.5%
------------------------------------------        ------------------------------------------------------------------------------
             FOREST CITY ENTERPRISES, INC.        7.625% 06/01/15                                       1,000,000     1,067,500
                                                  ------------------------------------------------------------------------------
                       PRUDENTIAL PROPERTY        7.125% 07/01/07 (b)                                   5,300,000     5,493,556
                                                  ------------------------------------------------------------------------------
                                                                                                Real Estate Total     6,561,056
REAL ESTATE INVESTMENT TRUSTS - 0.6%
------------------------------------------        ------------------------------------------------------------------------------
                     ISTAR FINANCIAL, INC.        5.125% 04/01/11                                       2,400,000     2,363,880
                                                  8.750% 08/15/08                                       3,000,000     3,285,960
                                                  ------------------------------------------------------------------------------
                LA QUINTA PROPERTIES, INC.        7.000% 08/15/12                                       1,500,000     1,533,750
                                                  ------------------------------------------------------------------------------
                  THORNBURG MORTGAGE, INC.        8.000% 05/15/13                                       1,500,000     1,485,000
                                                  ------------------------------------------------------------------------------
                                                                              Real Estate Investment Trusts Total     8,668,590
SAVINGS & LOANS - 1.1%
------------------------------------------        ------------------------------------------------------------------------------
                    WASHINGTON MUTUAL BANK        6.875% 06/15/11                                       5,200,000     5,688,800
                                                  ------------------------------------------------------------------------------
                    WESTERN FINANCIAL BANK        9.625% 05/15/12                                       2,000,000     2,300,000
                                                  ------------------------------------------------------------------------------
                    WORLD SAVINGS BANK FSB        3.524% 09/16/09 (a)                                   7,100,000     7,099,787
                                                                                            Savings & Loans Total    15,088,587
                                                                                                                   -------------
                                                                                                 FINANCIALS TOTAL   256,528,288


INDUSTRIALS - 1.5%
AEROSPACE & DEFENSE - 0.2%
------------------------------------------        ------------------------------------------------------------------------------
                  L-3 COMMUNICATIONS CORP.        6.375% 10/15/15 (b)                                     670,000       673,350
                                                  ------------------------------------------------------------------------------
                  SYSTEMS 2001 ASSET TRUST        6.664% 09/15/13 (b)                                   2,023,749     2,168,974
                                                  ------------------------------------------------------------------------------
                                                                                        Aerospace & Defense Total     2,842,324
ELECTRONICS - 0.2%
------------------------------------------        ------------------------------------------------------------------------------
            FLEXTRONICS INTERNATIONAL LTD.        6.250% 11/15/14                                       1,000,000       991,250
                                                  ------------------------------------------------------------------------------
                      THOMAS & BETTS CORP.        7.250% 06/01/13                                       2,000,000     2,137,500
                                                  ------------------------------------------------------------------------------
                                                                                                Electronics Total     3,128,750
ENVIRONMENTAL CONTROL - 0.2%
------------------------------------------        ------------------------------------------------------------------------------
          ALLIED WASTE NORTH AMERICA, INC.        8.875% 04/01/08                                       2,500,000     2,600,000
                                                  ------------------------------------------------------------------------------
                                                                                      Environmental Control Total     2,600,000
MACHINERY-DIVERSIFIED - 0.1%
------------------------------------------        ------------------------------------------------------------------------------
                   BRIGGS & STRATTON CORP.        8.875% 03/15/11                                       1,375,000     1,570,937
                                                  ------------------------------------------------------------------------------
                                                                                      Machinery-Diversified Total     1,570,937
METAL FABRICATE/HARDWARE - 0.0%
------------------------------------------        ------------------------------------------------------------------------------
                  VALMONT INDUSTRIES, INC.        6.875% 05/01/14                                         500,000       511,250
                                                  ------------------------------------------------------------------------------
                                                                                   Metal Fabricate/Hardware Total       511,250

See Accompanying Notes to Financial Statements.


                                       12


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
INDUSTRIALS - (CONTINUED)
MISCELLANEOUS MANUFACTURING - 0.3%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                          BOMBARDIER, INC.        6.300% 05/01/14 (b)                                   2,500,000     2,225,000
                                                  ------------------------------------------------------------------------------
                  TRINITY INDUSTRIES, INC.        6.500% 03/15/14                                       1,550,000     1,519,000
                                                  ------------------------------------------------------------------------------
                                                                                Miscellaneous Manufacturing Total     3,744,000
PACKAGING & CONTAINERS - 0.1%
------------------------------------------        ------------------------------------------------------------------------------
      OWENS-BROCKWAY GLASS CONTAINER, INC.        8.875% 02/15/09                                       1,000,000     1,052,500
                                                  ------------------------------------------------------------------------------
                                                                                     Packaging & Containers Total     1,052,500
TRANSPORTATION - 0.4%
------------------------------------------        ------------------------------------------------------------------------------
                               FEDEX CORP.        7.530% 09/23/06                                         234,311       239,145
                                                  ------------------------------------------------------------------------------
                    NORFOLK SOUTHERN CORP.        7.250% 02/15/31                                       3,400,000     4,154,766
                                                  ------------------------------------------------------------------------------
                                  STENA AB        7.500% 11/01/13                                       1,200,000     1,201,500
                                                                                             Transportation Total     5,595,411
                                                  ------------------------------------------------------------------------------
                                                                                                INDUSTRIALS TOTAL    21,045,172
TECHNOLOGY - 0.7%
COMPUTERS - 0.7%
------------------------------------------        ------------------------------------------------------------------------------
                       HEWLETT-PACKARD CO.        6.500% 07/01/12                                       4,000,000     4,351,720
                                                  ------------------------------------------------------------------------------
            IBM CANADA CREDIT SERVICES CO.        3.750% 11/30/07 (b)                                   6,000,000     5,875,680
                                                                                                  Computers Total    10,227,400
                                                                                                                   -------------
                                                                                                 TECHNOLOGY TOTAL    10,227,400


UTILITIES - 7.8%
ELECTRIC - 7.8%
------------------------------------------        ------------------------------------------------------------------------------
                     AEP TEXAS CENTRAL CO.        5.500% 02/15/13                                       3,000,000     3,067,500
                                                  ------------------------------------------------------------------------------
         AMERICAN ELECTRIC POWER CO., INC.        5.250% 06/01/15                                       5,500,000     5,516,995
                                                  ------------------------------------------------------------------------------
                  DOMINION RESOURCES, INC.        4.300% 09/28/07 (a)                                   4,225,000     4,233,239
                                                  ------------------------------------------------------------------------------
                     EDISON MISSION ENERGY        9.875% 04/15/11                                       1,100,000     1,303,500
                                                  ------------------------------------------------------------------------------
                         FIRSTENERGY CORP.        6.450% 11/15/11                                       9,500,000    10,110,185
                                                  ------------------------------------------------------------------------------
              FPL ENERGY AMERICAN WIND LLC        6.639% 06/20/23 (b)                                   4,161,437     4,301,511
                                                  ------------------------------------------------------------------------------
              FPL ENERGY NATIONAL WIND LLC        5.608% 03/10/24 (b)                                     781,944       778,355
                                                  ------------------------------------------------------------------------------
             KANSAS CITY POWER & LIGHT CO.        6.000% 03/15/07                                      10,000,000    10,126,400
                                                  ------------------------------------------------------------------------------
                  KIOWA POWER PARTNERS LLC        5.737% 03/30/21 (b)                                   3,550,000     3,503,353
                                                  ------------------------------------------------------------------------------
                    MIDAMERICAN ENERGY CO.        6.375% 06/15/06                                         409,000       414,624
                                                  ------------------------------------------------------------------------------
           MIDAMERICAN ENERGY HOLDINGS CO.        3.500% 05/15/08                                       5,310,000     5,128,185
                                                  5.875% 10/01/12                                       7,000,000     7,365,680
                                                  ------------------------------------------------------------------------------
                   MSW ENERGY HOLDINGS LLC        8.500% 09/01/10                                       2,000,000     2,145,000
                                                  ------------------------------------------------------------------------------
                          NEVADA POWER CO.        9.000% 08/15/13                                       1,300,000     1,448,330
                                                  ------------------------------------------------------------------------------
                NIAGARA MOHAWK POWER CORP.        8.875% 05/15/07                                       6,200,000     6,596,986
                                                  ------------------------------------------------------------------------------
                    NISOURCE FINANCE CORP.        6.150% 03/01/13                                       8,200,000     8,669,204
                                                  ------------------------------------------------------------------------------
                 NORTHERN STATES POWER CO.        8.000% 08/28/12                                       3,750,000     4,429,537

                                 See Accompanying Notes to Financial Statements.


                                       13


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
UTILITIES - (CONTINUED)
ELECTRIC - (CONTINUED)
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                    OGLETHORPE POWER CORP.        6.974% 06/30/11                                       2,353,000     2,464,909
                                                  ------------------------------------------------------------------------------
                PACIFIC GAS & ELECTRIC CO.        6.050% 03/01/34                                       6,250,000     6,510,812
                                                  ------------------------------------------------------------------------------
                      PEPCO HOLDINGS, INC.        4.495% 06/01/10 (a)                                   5,000,000     5,014,150
                                                  ------------------------------------------------------------------------------
                  PSEG ENERGY HOLDINGS LLC        10.000% 10/01/09                                      2,000,000     2,227,500
                                                  ------------------------------------------------------------------------------
             SOUTH POINT ENERGY CENTER LLC        8.400% 05/30/12 (b)                                   1,475,798     1,379,871
                                                  ------------------------------------------------------------------------------
            SOUTHERN CALIFORNIA EDISON CO.        5.000% 01/15/16                                       4,500,000     4,475,385
                                                  ------------------------------------------------------------------------------
                         TECO ENERGY, INC.        7.000% 05/01/12                                       1,000,000     1,056,250
                                                  ------------------------------------------------------------------------------
            TENASKA ALABAMA II PARTNERS LP        6.125% 03/30/23 (b)                                   3,292,411     3,385,290
                                                  ------------------------------------------------------------------------------
                                 TXU CORP.        5.550% 11/15/14                                       2,300,000     2,184,977
                                                  6.550% 11/15/34                                       1,420,000     1,321,069
                                                  ------------------------------------------------------------------------------
                                                                                                   Electric Total   109,158,797
                                                                                                                   -------------
                                                                                                  UTILITIES TOTAL   109,158,797

                                                  TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                                  (COST OF $687,145,203)                                            698,908,372
MORTGAGE-BACKED SECURITIES - 16.1%
------------------------------------------        ------------------------------------------------------------------------------
          FEDERAL HOME LOAN MORTGAGE CORP.        4.500% 09/01/18                                       7,741,907     7,594,473
                                                  4.500% 04/01/19                                      16,384,469    16,055,735
                                                  4.500% 04/01/34                                       4,599,368     4,380,753
                                                  4.500% 05/01/34                                       6,858,437     6,532,444
                                                  12.000% 07/01/20                                        262,452       287,847
                                                  ------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION        5.000% 05/01/18                                      13,248,752    13,223,008
                                                  5.000% 06/01/18                                       6,041,670     6,029,930
                                                  5.000% 08/01/35                                       9,769,994     9,566,046
                                                  5.500% 12/01/17                                       5,481,019     5,563,550
                                                  6.000% 04/01/09                                       1,105,822     1,134,629
                                                  6.000% 01/01/14                                         733,585       754,724
                                                  6.000% 01/01/24                                         188,834       192,729
                                                  6.000% 03/01/24                                         341,392       348,430
                                                  6.000% 04/01/35                                      19,509,305    19,838,555
                                                  6.500% 10/01/28                                       1,027,087     1,060,790
                                                  6.500% 12/01/31                                       1,414,562     1,458,278
                                                  TBA,
                                                  5.000% 10/13/35 (e)                                   9,300,000     9,102,375
                                                  5.500% 10/18/20 (e)                                  18,600,000    18,867,375
                                                  5.500% 10/13/35 (e)                                 103,300,000   103,235,438

See Accompanying Notes to Financial Statements.


                                       14


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

MORTGAGE-BACKED SECURITIES - (CONTINUED)

------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION        3.750% 07/20/25 (a)                                     133,794       135,556
                                                  8.000% 01/15/08                                          21,723        22,685
                                                  8.000% 02/15/08                                          22,439        23,432
                                                  8.000% 04/15/08                                          15,561        16,250
                                                  8.000% 05/15/08                                          49,441        51,630
                                                  8.000% 06/15/08                                          52,932        55,275
                                                  8.000% 07/15/08                                          16,031        16,740
                                                  9.000% 06/15/16                                           4,562         4,958
                                                  9.000% 08/15/16                                           4,021         4,371
                                                  9.000% 10/15/16                                           8,623         9,372

                        TOTAL MORTGAGE-BACKED SECURITIES
                                                  (COST OF $227,576,761)                                            225,567,378
GOVERNMENT AGENCIES & OBLIGATIONS - 14.6%
   FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
------------------------------------------        ------------------------------------------------------------------------------
               EXPORT-IMPORT BANK OF KOREA        4.625% 03/16/10                                       4,700,000     4,651,449
                                                  ------------------------------------------------------------------------------
                        PROVINCE OF QUEBEC        5.000% 07/17/09                                       5,500,000     5,587,505
                                                  ------------------------------------------------------------------------------
                       REPUBLIC OF FINLAND        4.750% 03/06/07                                       8,000,000     8,050,640
                                                  ------------------------------------------------------------------------------
                            STATE OF QATAR        9.750% 06/15/30 (b)                                   3,350,000     5,129,687
                                                  ------------------------------------------------------------------------------
                     UNITED MEXICAN STATES        8.375% 01/14/11                                       3,700,000     4,260,550
                                                  ------------------------------------------------------------------------------
                                                                             FOREIGN GOVERNMENT OBLIGATIONS TOTAL    27,679,831
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 12.7%
----------------------------------------------    ------------------------------------------------------------------------------
                    FEDERAL HOME LOAN BANK        4.600% 04/11/08                                      30,000,000    29,901,810
                                                  5.000% 10/28/10                                      20,000,000    19,831,660
                                                  ------------------------------------------------------------------------------
          FEDERAL HOME LOAN MORTGAGE CORP.        5.000% 11/13/14                                       3,000,000     2,995,038
                                                  ------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION        4.625% 10/15/14                                       5,391,000     5,392,725
                                                  5.000% 04/06/10                                       2,000,000     1,995,680
                                                  ------------------------------------------------------------------------------
                        U.S. TREASURY BOND        5.375% 02/15/31                                      54,310,000    60,844,145
                                                  ------------------------------------------------------------------------------
                        U.S. TREASURY NOTE        1.875% 12/31/05                                      25,180,000    25,070,820
                                                  2.875% 11/30/06                                       2,500,000     2,464,160
                                                  3.000% 11/15/07                                      11,250,000    10,986,323
                                                  3.625% 06/15/10                                         810,000       789,497
                                                  3.750% 05/15/08                                       4,840,000     4,788,197
                                                  4.000% 02/15/15                                      13,000,000    12,654,694
                                                  ------------------------------------------------------------------------------
                                                                     U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL   177,714,749

                                                  TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                  (COST OF $205,663,954)                                            205,394,580


                                 See Accompanying Notes to Financial Statements.


                                       15


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
AGENCY - 5.3%
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
          FEDERAL HOME LOAN MORTGAGE CORP.        4.000% 03/15/19                                       7,075,000     6,536,085
                                                  4.750% 07/15/24                                      15,000,000    14,961,789
                                                  5.000% 03/15/28                                      15,000,000    14,969,567
                                                  ------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION        5.000% 07/25/15                                      13,500,000    13,501,403
                                                  5.000% 12/25/15                                      15,000,000    15,007,906
                                                  9.250% 03/25/18                                         211,918       226,286
                                                  ------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION        4.954% 05/16/31                                       4,300,000     4,253,707
                                                  ------------------------------------------------------------------------------
            SMALL BUSINESS ADMINISTRATION
                PARTICIPATION CERTIFICATES        4.570% 06/01/25                                       4,500,000     4,418,184
                                                  ------------------------------------------------------------------------------
                                                                                                     Agency Total    73,874,927
NON-AGENCY - 3.5%
------------------------------------------        ------------------------------------------------------------------------------
                   AMERICAN MORTGAGE TRUST        8.445% 09/27/22                                          27,935        19,554
                                                  ------------------------------------------------------------------------------
       CITIGROUP MORTGAGE LOAN TRUST, INC.        5.517% 08/25/35                                       3,775,000     3,774,887
                                                  5.666% 08/25/35                                       2,330,000     2,324,921
                                                  ------------------------------------------------------------------------------
        COUNTRYWIDE ALTERNATIVE LOAN TRUST        5.000% 03/25/20                                      18,259,639    18,112,832
                                                  5.000% 07/25/35                                       5,401,858     5,310,701
                                                  5.250% 03/25/35                                       5,532,037     5,446,678
                                                  5.500% 09/25/35                                       6,574,037     6,487,391
                                                  ------------------------------------------------------------------------------
                 GSMPS MORTGAGE LOAN TRUST        7.750% 09/19/27 (b)                                   1,381,561     1,461,600
                                                  ------------------------------------------------------------------------------
          RESIDENTIAL ACCREDIT LOANS, INC.        5.500% 02/25/35                                       6,409,506     6,389,828
                                                                                                 Non-Agency Total    49,328,392
                                                                                                                   -------------
                                                                        COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL   123,203,319
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
--------------------------------------------      ------------------------------------------------------------------------------

FIRST UNION NATIONAL BANK COMMERCIAL
MORTGAGE TRUST                                    5.585% 02/12/34                                       4,859,156     4,926,893
                                                  6.141% 02/12/34                                       8,000,000     8,555,920
                                                  ------------------------------------------------------------------------------
          LB-UBS COMMERCIAL MORTGAGE TRUST        6.510% 12/15/26                                       5,000,000     5,356,400
                                                  ------------------------------------------------------------------------------
             NOMURA ASSET SECURITIES CORP.        7.120% 04/13/39                                       6,255,000     6,324,368
                                                  ------------------------------------------------------------------------------
         STRUCTURED ASSET SECURITIES CORP.        2.058% 02/25/28 I.O. (f)                              6,375,884       565,923
                                                  ------------------------------------------------------------------------------
   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST        3.989% 06/15/35                                      11,930,000    11,248,678
                                                  ------------------------------------------------------------------------------
                                                                     COMMERCIAL MORTGAGE-BACKED OBLIGATIONS TOTAL    36,978,182

                                                  TOTAL COLLATERALIZED MORTGAGE-BACKED SECURITIES
                                                  (COST OF $162,345,244)                                            160,181,501
ASSET-BACKED SECURITIES - 7.4%
------------------------------------------        ------------------------------------------------------------------------------
                   BANK ONE ISSUANCE TRUST        3.590% 05/17/10                                       5,000,000     4,915,550
                                                  ------------------------------------------------------------------------------
      CAPITAL AUTO RECEIVABLES ASSET TRUST        2.000% 11/15/07                                       5,074,018     5,007,610
                                                  ------------------------------------------------------------------------------
                  CAPITAL ONE MASTER TRUST        3.958% 10/15/10 (a)                                   8,000,000     8,028,160
                                                  ------------------------------------------------------------------------------
   CAPITAL ONE MULTI-ASSET EXECUTION TRUST        3.650% 07/15/11                                      10,000,000     9,758,700
                                                  ------------------------------------------------------------------------------
                   CARMAX AUTO OWNER TRUST        4.730% 09/17/12                                       2,900,000     2,873,001
                                                  ------------------------------------------------------------------------------
                            CIGNA CBO LTD.        6.460% 11/15/08 (b)                                   3,005,517     3,056,235
                                                  ------------------------------------------------------------------------------


See Accompanying Notes to Financial Statements.

                                       16


SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
ASSET-BACKED SECURITIES - (CONTINUED)
------------------------------------------        ------------------------------------------------------------------------------
                                                                                                          PAR ($)     VALUE ($)
                    DIVERSIFIED REIT TRUST        6.780% 03/18/11 (a)(b)                                5,000,000     5,242,827
                                                  ------------------------------------------------------------------------------
  GE CAPITAL CREDIT CARD MASTER NOTE TRUST        3.808% 09/15/10 (a)                                  10,000,000    10,014,600
                                                  ------------------------------------------------------------------------------
             GE EQUIPMENT SMALL TICKET LLC        4.620% 12/22/14 (b)                                   4,600,000     4,589,926
                                                  ------------------------------------------------------------------------------
              GRACECHURCH CARD FUNDING PLC        3.878% 03/15/10 (a)                                  16,500,000    16,537,620
                                                  ------------------------------------------------------------------------------
                GREEN TREE FINANCIAL CORP.        6.870% 01/15/29                                       2,456,010     2,562,896
                                                  ------------------------------------------------------------------------------
        HONDA AUTO RECEIVABLES OWNER TRUST        1.680% 11/21/06                                       1,837,163     1,833,709
                                                  ------------------------------------------------------------------------------
         LONG BEACH AUTO RECEIVABLES TRUST        4.544% 06/15/12 (e)                                   6,100,000     6,100,000
                                                  ------------------------------------------------------------------------------
               ORIGEN MANUFACTURED HOUSING        3.790% 12/15/17                                       2,700,000     2,632,122
                                                  ------------------------------------------------------------------------------
          PG&E ENERGY RECOVERY FUNDING LLC        3.870% 06/25/11                                       5,460,000     5,378,591
                                                  ------------------------------------------------------------------------------
            PROVIDIAN GATEWAY MASTER TRUST        3.350% 09/15/11 (b)                                   1,500,000     1,463,115
                                                  ------------------------------------------------------------------------------
        RENAISSANCE HOME EQUITY LOAN TRUST        5.355% 11/25/35                                       4,750,000     4,689,883
                                                  ------------------------------------------------------------------------------
   RESIDENTIAL FUNDING MORTGAGE SECURITIES
                                  II, INC.        5.110% 09/25/35                                       5,000,000     4,984,950
                                                  ------------------------------------------------------------------------------
                 WFS FINANCIAL OWNER TRUST        4.760% 05/17/13                                       4,000,000     3,968,840

                                                  TOTAL ASSET-BACKED SECURITIES
                                                  (COST OF $104,133,635)                                            103,638,335

SHORT-TERM OBLIGATIONS - 11.4%
U.S. GOVERNMENT OBLIGATIONS - 6.9%
------------------------------------------        ------------------------------------------------------------------------------
                   FEDERAL HOME LOAN BANK         3.495% 10/05/05 (g)                                  78,100,000    78,069,671
                                                  3.600% 10/18/05 (g)                                  18,600,000    18,568,380
                                                  ------------------------------------------------------------------------------

                                                                                U.S. GOVERNMENT OBLIGATIONS TOTAL    96,638,051
REPURCHASE AGREEMENT - 4.5%
------------------------------------------        ------------------------------------------------------------------------------
                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 09/30/05, due 10/03/05 at 3.150%,
                                                  collateralized by a U.S. Treasury Bond maturing
                                                  02/15/16, market value of $63,830,650
                                                  (repurchase proceeds $62,590,426)                    62,574,000    62,574,000

                                                  TOTAL SHORT-TERM OBLIGATIONS
                                                  (COST OF $159,212,051)                                            159,212,051

                                                  TOTAL INVESTMENTS - 110.8%
                                                  (COST OF $1,546,076,848) (H)                                    1,552,902,217

                                                  OTHER ASSETS & LIABILITIES, NET - (10.8)%                        (151,047,620)

                                                  NET ASSETS - 100.0%                                             1,401,854,597


                                 See Accompanying Notes to Financial Statements.

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $181,460,876, which represents 12.9% of net assets.

(c) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is being accrued. At September 30, 2005, the value of these securities amounted to $8,455,197, which represents 0.6% of net assets.

(d) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2005, the value of this security represents 0.1% of net assets.

(e)  Security purchased on a delayed delivery basis.

(f) Accrued interest accumulates in the value of this security and is payable at redemption.

(g)  The rate shown represents the annualized yield at the date of purchase.

(h)  Cost for federal income tax purposes is $1,548,709,971.

At September 30, 2005, the asset allocation of the Fund is as follows:

                                                             % OF
ASSET ALLOCATION                                          NET ASSETS
---------------------------------------------------------------------
Corporate Fixed-Income Bonds & Notes                           49.8%
Mortgage-Backed Securities                                     16.1
Government Agencies & Obligations                              14.6
Collateralized Mortgage Obligations                            11.5
Asset-Backed Securities                                         7.4
Short-Term Obligations                                         11.4
Other Assets & Liabilities, Net                               (10.8)
                                                             ------
                                                              100.0%
                                                             ======

   ACRONYM                   NAME
   -------                   ----
     I.O.                Interest Only
     REIT        Real Estate Investment Trust
      TBA               To Be Announced

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND
                                                                                                                            ($)
------------------------------------------        ------------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                            1,546,076,848
                                                                                                                 ---------------
                                                  Investments, at value                                           1,552,902,217
                                                  Cash                                                                       11
                                                  Receivable for:
                                                    Investments sold                                                  8,360,610
                                                    Fund shares sold                                                  4,357,367
                                                    Interest                                                         13,052,412
                                                    Foreign tax reclaims                                                 12,798
                                                    Dollar roll fee income                                               63,017
                                                  Deferred Trustees' compensation plan                                   17,584
                                                  ------------------------------------------------------------------------------
                                                                                                     Total Assets 1,578,766,016
                                                  ------------------------------------------------------------------------------
                               LIABILITIES        Payable for:
                                                    Investments purchased                                            24,432,099
                                                    Investments purchased on a delayed delivery basis               138,713,744
                                                    Fund shares repurchased                                          11,058,300
                                                    Distributions                                                     1,699,348
                                                    Investment advisory fee                                             385,179
                                                    Administration fee                                                  172,047
                                                    Transfer agent fee                                                  158,953
                                                    Pricing and bookkeeping fees                                         37,305
                                                    Trustees' fees                                                        2,975
                                                    Custody fee                                                           3,036
                                                    Distribution and service fees                                       139,229
                                                    Chief compliance officer expenses and fees                            2,437
                                                  Deferred Trustees' fees                                                17,584
                                                  Other liabilities                                                      89,183
                                                                                                                 ---------------
                                                                                                Total Liabilities   176,911,419

                                                                                                       NET ASSETS 1,401,854,597
                                                  ------------------------------------------------------------------------------
                 COMPOSITION OF NET ASSETS        Paid-in capital                                                 1,408,225,720
                                                  Overdistributed net investment income                              (6,190,289)
                                                  Accumulated net realized loss                                      (7,006,203)
                                                  Net unrealized appreciation on investments                          6,825,369

                                                                                                                 ---------------
                                                                                                       NET ASSETS 1,401,854,597
                                                  ------------------------------------------------------------------------------
                                   CLASS A        Net assets                                                        191,825,206
                                                  Shares outstanding                                                 21,451,637
                                                  Net asset value per share                                                8.94(a)
                                                  Maximum offering price per share ($8.94/0.9525)                          9.39(b)
                                                  ------------------------------------------------------------------------------
                                   CLASS B        Net assets                                                         83,052,499
                                                  Shares outstanding                                                  9,287,797
                                                  Net asset value and offering price per share                             8.94(a)
                                                  ------------------------------------------------------------------------------
                                   CLASS C        Net assets                                                         43,682,923
                                                  Shares outstanding                                                  4,885,044
                                                  Net asset value and offering price per share                             8.94(a)
                                                  ------------------------------------------------------------------------------
                                   CLASS Z        Net assets                                                      1,083,293,969
                                                  Shares outstanding                                                121,143,922
                                                  Net asset value, offering and redemption price per share                 8.94

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

                                                                                                                            ($)
------------------------------------------        ------------------------------------------------------------------------------
                         INVESTMENT INCOME        Interest                                                           32,681,902
                                                  Dollar roll fee income                                                145,490
                                                                                                                    ------------
                                                   Total Investment Income                                           32,827,392
                                                  ------------------------------------------------------------------------------
                                  EXPENSES        Investment advisory fee                                             2,184,939
                                                  Administration fee                                                    967,127
                                                  Distribution fee:
                                                    Class A                                                              91,646
                                                    Class B                                                             326,827
                                                    Class C                                                             171,128
                                                  Service fee:
                                                    Class A                                                             229,006
                                                    Class B                                                             108,942
                                                    Class C                                                              57,050
                                                  Transfer agent fee                                                    622,873
                                                  Pricing and bookkeeping fees                                          174,026
                                                  Trustees' fees                                                         17,564
                                                  Custody fee                                                            26,413
                                                  Chief compliance officer expenses and fees (See Note 4)                 4,431
                                                  Non-recurring costs (See Note 7)                                        7,969
                                                  Other expenses                                                        261,897
                                                                                                                    ------------
                                                   Total Expenses                                                     5,251,838
                                                  Fees waived by Distributor:
                                                    Class A                                                             (91,646)
                                                    Class C                                                             (34,208)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)         (7,969)
                                                  Custody earnings credit                                                (4,009)
                                                                                                                    ------------
                                                   Net Expenses                                                       5,114,006
                                                                                                                    ------------
                                                  Net Investment Income                                              27,713,386
                                                  ------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)         Net realized gain (loss) on:
      ON INVESTMENTS AND FUTURES CONTRACTS          Investments                                                       6,305,156
                                                    Futures contracts                                                  (588,106)
                                                                                                                    ------------
                                                     Net realized gain 5,717,050
                                                  Net change in unrealized
                                                  appreciation (depreciation)
                                                  on:
                                                    Investments                                                      (7,857,002)
                                                    Futures contracts                                                  (134,619)
                                                                                                                    ------------
                                                     Net change in unrealized appreciation (depreciation)            (7,991,621)
                                                                                                                    ------------
                                                  Net Loss                                                           (2,274,571)
                                                                                                                    ------------
                                                  Net Increase in Net Assets from Operations                         25,438,815


See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                 COLUMBIA INTERMEDIATE BOND FUND

                                                                                                     (UNAUDITED)
                                                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                                                     SEPTEMBER 30,    MARCH 31,
INCREASE (DECREASE) IN NET ASSETS:                                                                     2005 ($)       2005 ($)
------------------------------------------        ------------------------------------------------------------------------------
                                OPERATIONS        Net investment income                                27,713,386    48,046,411
                                                  Net realized gain on investments and
                                                    futures contracts                                   5,717,050     1,672,904
                                                  Net change in unrealized appreciation (depreciation)
                                                    on investments and futures contracts               (7,991,621)  (34,981,393)
                                                                                                    ----------------------------
                                                  Net Increase from Operations                         25,438,815    14,737,922
                                                  ------------------------------------------------------------------------------
    DISTRIBUTIONS DECLARED TO SHAREHOLDERS        From net investment income:
                                                    Class A                                            (4,079,216)   (7,237,510)
                                                    Class B                                            (1,615,370)   (3,766,396)
                                                    Class C                                              (879,792)   (2,052,627)
                                                    Class Z                                           (22,870,306)  (38,682,066)
                                                  From net realized gains:
                                                    Class A                                                    --      (470,098)
                                                    Class B                                                    --      (284,878)
                                                    Class C                                                    --      (146,761)
                                                    Class Z                                                    --    (2,354,812)
                                                                                                    ----------------------------
                                                  Total Distributions Declared to Shareholders        (29,444,684)  (54,995,148)
                                                  ------------------------------------------------------------------------------
                        SHARE TRANSACTIONS        Class A:
                                                    Subscriptions                                      43,627,090    81,826,437
                                                    Distributions reinvested                            3,733,578     7,001,846
                                                    Redemptions                                       (23,274,309)  (61,931,472)
                                                                                                    ----------------------------
                                                      Net Increase                                     24,086,359    26,896,811
                                                  Class B:
                                                    Subscriptions                                       2,198,744     8,692,611
                                                    Distributions reinvested                            1,193,616     2,962,492
                                                    Redemptions                                        (9,818,465)  (23,338,504)
                                                                                                    ----------------------------
                                                      Net Decrease                                     (6,426,105)  (11,683,401)
                                                  Class C:
                                                    Subscriptions                                       3,506,956     8,760,722
                                                    Distributions reinvested                              574,410     1,460,047
                                                    Redemptions                                        (7,048,751)  (20,556,079)
                                                                                                    ----------------------------
                                                      Net Decrease                                     (2,967,385)  (10,335,310)
                                                  Class Z:
                                                    Subscriptions                                     378,761,189   347,273,902
                                                    Distributions reinvested                           16,554,144    35,087,203
                                                    Redemptions                                      (185,811,601) (269,217,391)
                                                                                                    ----------------------------
                                                      Net Increase                                    209,503,732   113,143,714
                                                  Net Increase from Share Transactions                224,196,601   118,021,814
                                                                                                    ----------------------------
                                                  Total Increase in Net Assets                        220,190,732    77,764,588
                                                  ------------------------------------------------------------------------------
                                NET ASSETS        Beginning of period                               1,181,663,865 1,103,899,277
                                                  End of period                                     1,401,854,597 1,181,663,865
                                                  Overdistributed net investment income
                                                    at end of period                                   (6,190,289)   (4,458,991)


                                 See Accompanying Notes to Financial Statements.

                                                 COLUMBIA INTERMEDIATE BOND FUND
                                                                                                     (UNAUDITED)
                                                                                                   SIX MONTHS ENDED  YEAR ENDED
                                                                                                     SEPTEMBER 30,    MARCH 31,
                                                                                                         2005           2005
------------------------------------------        ------------------------------------------------------------------------------
                         CHANGES IN SHARES        Class A:
                                                    Subscriptions                                       4,837,745     9,019,523
                                                    Issued for distributions reinvested                   413,677       772,793
                                                    Redemptions                                        (2,583,156)   (6,831,800)
                                                                                                    ----------------------------
                                                      Net Increase                                      2,668,266     2,960,516
                                                  Class B:
                                                    Subscriptions                                         243,611       960,378
                                                    Issued for distributions reinvested                   132,241       326,979
                                                    Redemptions                                        (1,089,059)   (2,578,902)
                                                                                                    ----------------------------
                                                      Net Decrease                                       (713,207)   (1,291,545)
                                                  Class C:
                                                    Subscriptions                                         388,882       965,944
                                                    Issued for distributions reinvested                    63,636       161,152
                                                    Redemptions                                          (781,408)   (2,277,415)
                                                                                                    ----------------------------
                                                      Net Decrease                                       (328,890)   (1,150,319)
                                                  Class Z:
                                                    Subscriptions                                      41,964,817    38,284,212
                                                    Issued for distributions reinvested                 1,834,062     3,873,719
                                                    Redemptions                                       (20,605,540)  (29,785,348)
                                                                                                    ----------------------------
                                                      Net Increase                                     23,193,339    12,372,583


See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                 COLUMBIA INTERMEDIATE BOND FUND

NOTE 1. ORGANIZATION

Columbia Intermediate Bond Fund (the "Fund"), a series of Columbia Funds Trust VIII (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks total return by investing for a high level of current income and opportunities for capital appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by a Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND


FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                                MARCH 31,
                                                  2005
--------------------------------------------------------------------------------
  DISTRIBUTIONS PAID FROM:
--------------------------------------------------------------------------------
    ORDINARY INCOME*                           $53,846,911
--------------------------------------------------------------------------------
    LONG-TERM CAPITAL GAINS                      1,148,237
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

    UNREALIZED APPRECIATION                    $23,879,696
    UNREALIZED DEPRECIATION                    (19,687,450)
--------------------------------------------------------------------------------
          NET UNREALIZED APPRECIATION            4,192,246
--------------------------------------------------------------------------------

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               YEAR OF                CAPITAL LOSS
             EXPIRATION               CARRYFORWARD
--------------------------------------------------------------------------------
                2013                   $6,075,470

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
--------------------------------------------------------------------------------
          FIRST $1 BILLION                0.35%
--------------------------------------------------------------------------------
     $1 BILLION TO $1.5 BILLION           0.30%
--------------------------------------------------------------------------------
     $1.5 BILLION TO $3 BILLION           0.29%
--------------------------------------------------------------------------------
      $3 BILLION TO $6 BILLION            0.28%
--------------------------------------------------------------------------------
           OVER $6 BILLION                0.27%

For the six months ended September 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.34%.

ADMINISTRATION FEE

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.027%.

TRANSFER AGENT FEE

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia has voluntarily agreed to waive a portion of the transfer agent fees of the Fund. For the six months ended September 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.10%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts of $9,261 on sales of the Fund's Class A shares and net CDSC fees of $220, $176,867 and $2,132 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A share distribution fee. The Distributor has also voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2005, the Fund paid $1,301 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,105,936,667 and $879,381,174, respectively, of which $664,269,734 and $504,146,413, respectively, were U.S. Government securities.

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended September 30, 2005, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

SEPTEMBER 30, 2005 (UNAUDITED)
                                                 COLUMBIA INTERMEDIATE BOND FUND


In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

For the six months ended September 30, 2005, Columbia has assumed $7,969 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                                 COLUMBIA INTERMEDIATE BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                              (UNAUDITED)
                                              SIX MONTHS         YEAR          PERIOD                                   PERIOD
                                                 ENDED           ENDED         ENDED          YEAR ENDED JUNE 30,       ENDED
                                              SEPTEMBER 30,    MARCH 31,      MARCH 31,    -----------------------     JUNE 30,
CLASS A SHARES                                    2005           2005        2004 (a)(b)    2003 (c)      2002 (c)    2001 (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   8.96      $   9.27      $   9.18      $   8.73      $   8.84      $   8.46
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                             0.19          0.39          0.30          0.45          0.53(f)       0.56
Net realized and unrealized gain (loss) on
investments and futures contracts                    (0.01)        (0.25)         0.11          0.48         (0.08)(f)      0.36
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                      0.18          0.14          0.41          0.93          0.45          0.92
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.20)        (0.42)        (0.32)        (0.48)        (0.56)        (0.54)
From net realized gains                                 --         (0.03)           --            --            --            --
Return of capital                                       --            --            --            --            --(g)         --
                                                 ---------      --------      --------     ---------     ---------     ---------
Total Distributions Declared
to Shareholders                                      (0.20)        (0.45)        (0.32)        (0.48)        (0.56)        (0.54)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $   8.94      $   8.96      $   9.27       $  9.18      $   8.73       $  8.84
Total return (h)                                      2.02%(i)(j)   1.55%(i)      4.59%(i)(j)  11.03%(i)      5.10%(i)     11.19%(j)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (k)                                0.91%(l)      0.94%         0.99%(l)      1.05%         1.04%         0.96%(l)
Interest expense                                        --            --            --            --%(m)        --            --
Expenses (k)                                          0.91%(l)      0.94%         0.99%(l)      1.05%         1.04%         0.96%(l)
Net investment income (k)                             4.18%(l)      4.31%         4.31%(l)      5.13%         5.94%(f)      6.90%(l)
Waiver/reimbursement                                  0.10%(l)      0.10%         0.10%(l)      0.10%         0.10%           --
Portfolio turnover rate                                71%(j)         40%           96%(j)       114%          179%(n)       254%(n)
Net assets, end of period (000's)                 $191,825      $168,213      $146,709       $92,993       $32,493       $12,279
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(j) Not annualized.
(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l) Annualized.
(m) Rounds to less than 0.01%.
(n) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                 COLUMBIA INTERMEDIATE BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           (UNAUDITED)
                                                            SIX MONTHS        YEAR         PERIOD         YEAR        PERIOD
                                                               ENDED          ENDED         ENDED         ENDED        ENDED
                                                           SEPTEMBER 30,    MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
CLASS B SHARES                                                 2005           2005       2004 (a)(b)    2003 (c)    2002 (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  8.96       $  9.27      $   9.18      $   8.73    $  8.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                           0.16          0.32          0.25          0.39       0.18(f)
Net realized and unrealized gain (loss) on
investments and futures contracts                                  (0.01)        (0.25)         0.11          0.47      (0.13)(f)
                                                                 -------       -------      --------      --------    ---------
Total from Investment Operations                                    0.15          0.07          0.36          0.86       0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                         (0.17)        (0.35)        (0.27)        (0.41)     (0.21)
From net realized gains                                               --         (0.03)           --            --         --
Return of capital                                                     --            --            --            --         --(g)
                                                                 -------       -------      --------      --------    ---------
Total Distributions Declared to Shareholders                       (0.17)        (0.38)        (0.27)        (0.41)     (0.21)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  8.94       $  8.96      $   9.27      $   9.18    $  8.73
Total return (h)                                                    1.64%(i)      0.80%         4.00%(i)     10.21%      0.51%(i)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (j)                                              1.66%(k)      1.69%         1.74%(l)      1.80%      1.83%(k)
Interest expense                                                      --            --             --         --%(l)       --
Expenses (j)                                                        1.66%(k)      1.69%         1.74%(l)      1.80%      1.83%(k)
Net investment income (j)                                           3.43%(k)      3.56%         3.58%(l)      4.38%      5.04%(f)(k)
Portfolio turnover rate                                               71%(i)        40%           96%(i)       114%       179%(m)
Net assets, end of period (000's)                                $83,052       $89,564      $104,700      $103,880    $28,758
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed
    Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k) Annualized.
(l) Rounds to less than 0.01%.
(m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                 COLUMBIA INTERMEDIATE BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          (UNAUDITED)
                                                           SIX MONTHS       YEAR         PERIOD         YEAR        PERIOD
                                                              ENDED         ENDED         ENDED         ENDED        ENDED
                                                          SEPTEMBER 30,   MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
CLASS C SHARES                                                2005          2005       2004 (a)(b)    2003 (c)    2002 (c)(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.96       $  9.27       $  9.18       $  8.73       $  8.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)                                        0.16          0.34          0.26          0.40          0.19(f)
Net realized and unrealized gain (loss) on
investments and futures contracts                               (0.01)        (0.26)         0.11          0.48         (0.14)(f)
                                                              -------       -------      --------      --------    ---------
Total from Investment Operations                                 0.15          0.08          0.37          0.88          0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.17)        (0.36)        (0.28)        (0.43)        (0.21)
From net realized gains                                            --         (0.03)           --            --           --
Return of capital                                                  --            --            --            --           --(g)
                                                              -------       -------      --------      --------    ---------
Total Distributions Declared to Shareholders                    (0.17)        (0.39)        (0.28)        (0.43)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  8.94       $  8.96       $  9.27       $  9.18       $  8.73
Total return (h)(i)                                              1.72%(j)      0.95%         4.12%(j)     10.37%         0.58%(j)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (k)                                           1.51%(l)      1.54%         1.59%(l)      1.65%         1.68%(l)
Interest expense                                                 --             --             --         --%(m)             --
Expenses (k)                                                     1.51%(l)      1.54%         1.59%(l)      1.65%         1.68%(l)
Net investment income (k)                                        3.58%(l)      3.71%         3.72%(l)      4.50%         5.19%(f)(l)
Waiver/reimbursement                                             0.15%(l)      0.15%         0.15%(l)      0.15%         0.15%(l)
Portfolio turnover rate                                            71%(j)        40%           96%(j)       114%          179%(n)
Net assets, end of period (000's)                             $43,683       $46,693       $59,009       $51,676       $11,651
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d) Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i) Had the Distributor not reimbursed a portion of expenses, total return would have been reduced.
(j) Not annualized.
(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l) Annualized.
(m) Rounds to less than 0.01%.
(n) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                 COLUMBIA INTERMEDIATE BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   (UNAUDITED)
                                   SIX MONTHS       YEAR         PERIOD
                                      ENDED         ENDED         ENDED                         YEAR ENDED JUNE 30,
                                  SEPTEMBER 30,   MARCH 31,     MARCH 31,    -------------------------------------------------------
CLASS Z SHARES                        2005          2005       2004 (a)(b)   2003 (c)(d)    2002 (d)      2001 (d)      2002(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $    8.96      $   9.27      $   9.18      $   8.73      $   8.84      $   8.41      $   8.63
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (e)               0.20          0.41          0.31          0.49          0.55(f)       0.62          0.60
Net realized and unrealized gain
(loss) on investments and
futures contracts                      (0.01)        (0.25)         0.12          0.46         (0.08)(f)      0.43         (0.22)
                                    --------      --------      --------      --------      --------      --------      -------
Total from Investment Operations        0.19          0.16          0.43          0.95          0.47          1.05          0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income             (0.21)        (0.44)        (0.34)        (0.50)        (0.58)        (0.62)        (0.60)
From net realized gains                   --         (0.03)           --            --            --            --            --
Return of capital                         --            --            --            --            --(g)         --            --
                                    --------      --------      --------      --------      --------      --------      -------
Total Distributions Declared
to Shareholders                        (0.21)        (0.47)        (0.34)        (0.50)        (0.58)        (0.62)        (0.60)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $    8.94      $   8.96      $   9.27      $   9.18      $   8.73      $   8.84      $   8.41
Total return (h)                        2.15%(i)      1.80%         4.78%(i)     11.30%         5.36%        12.86%         4.62%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (j)                  0.66%(k)      0.69%         0.74%(l)      0.80%         0.79%         0.72%         0.72%
Interest expense                          --            --            --            --%(l)        --            --            --
Expenses (j)                            0.66%(k)      0.69%         0.74%(l)      0.80%         0.79%         0.72%         0.72%
Net investment income (j)               4.43%(k)      4.56%         4.58%(l)      5.51%         6.22%(f)      7.14%         7.16%
Portfolio turnover rate                   71%(i)        40%           96%(i)       114%          179%(n)       254%(n)       356%(m)
Net assets, end of
  period (000's)                   $1,083,294     $877,193      $793,477      $717,923      $729,580      $514,068      $406,216
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c) Effective July 29, 2002, the Stein Roe Intermediate Bond Fund's Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.
(d) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(e) Per share data was calculated using average shares outstanding during the period.
(f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g) Rounds to less than $0.01 per share.
(h) Total return at net asset value assuming all distributions reinvested.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k) Annualized.
(l) Rounds to less than 0.01%.
(m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                                 COLUMBIA INTERMEDIATE BOND FUND

TRANSFER AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Intermediate Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

graphic: eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.



Columbia Intermediate Bond Fund  Semiannual Report, September 30, 2005

                                                                   -------------
                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20
                                                                   -------------

Columbia Management(R)

(c) 2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                               SHC-44/90891-0905 (11/05) 05/8396

                                    [GRAPHIC]



                             COLUMBIA INCOME FUND

                               Semiannual Report
                              September 30, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                                       Columbia Income Fund

[PHOTO] Christopher L. Wilson



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Managers' Report. 5

                        Financial Statements....... 7

                          Investment Portfolio..... 8

                    Statement of Assets and Liabilities.. 21

                    Statement of Operations.............. 22

                    Statement of Changes in Net Assets... 23

                    Notes to Financial Statements........ 25

                    Financial Highlights................. 31

                  Columbia Funds......................... 35

                  Important Information
                  About This Report...................... 37

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                    ----------------------------
                                         Columbia Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 10/01/95 - 09/30/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A        19,238 18,325
                          ----------------------------
                          Class B        18,777 18,777
                          ----------------------------
                          Class C        18,867 18,867
                          ----------------------------
                          Class Z        19,559    n/a

Growth of a $10,000 investment 10/01/95 - 09/30/05

                                    [CHART]

                 Columbia        Columbia          Lehman
               Income Fund      Income Fund     Intermediate         Lehman
               - A without      - A with      Government/Credit   Intermediate
               sales charge    sales charge      Bond Index        Credit Index
               ------------    ------------      ----------        ------------
                 $10,000         $ 9,525          $10,000            $10,000
10/01/1995        10,122           9,641           10,111             10,118
11/01/1995        10,284           9,795           10,243             10,287
12/01/1995        10,439           9,943           10,351             10,418
01/01/1996        10,544          10,043           10,440             10,514
02/01/1996        10,382           9,889           10,318             10,346
03/01/1996        10,288           9,799           10,265             10,272
04/01/1996        10,233           9,747           10,229             10,213
05/01/1996        10,222           9,737           10,221             10,197
06/01/1996        10,338           9,847           10,329             10,322
07/01/1996        10,359           9,867           10,360             10,348
08/01/1996        10,372           9,879           10,369             10,343
09/01/1996        10,565          10,063           10,513             10,523
10/01/1996        10,794          10,281           10,699             10,755
11/01/1996        11,021          10,497           10,840             10,938
12/01/1996        10,946          10,426           10,771             10,831
01/01/1997        11,001          10,479           10,813             10,876
02/01/1997        11,085          10,558           10,833             10,906
03/01/1997        10,940          10,420           10,759             10,787
04/01/1997        11,063          10,538           10,884             10,931
05/01/1997        11,235          10,701           10,975             11,041
06/01/1997        11,405          10,863           11,075             11,162
07/01/1997        11,760          11,202           11,300             11,458
08/01/1997        11,620          11,068           11,243             11,357
09/01/1997        11,790          11,230           11,373             11,516
10/01/1997        11,823          11,262           11,500             11,623
11/01/1997        11,878          11,313           11,525             11,650
12/01/1997        11,995          11,425           11,617             11,739
01/01/1998        12,128          11,552           11,769             11,895
02/01/1998        12,157          11,580           11,760             11,896
03/01/1998        12,228          11,647           11,798             11,938
04/01/1998        12,295          11,711           11,857             12,006
05/01/1998        12,366          11,779           11,943             12,109
06/01/1998        12,399          11,810           12,020             12,176
07/01/1998        12,447          11,856           12,062             12,207
08/01/1998        12,181          11,602           12,251             12,294
09/01/1998        12,438          11,847           12,559             12,662
10/01/1998        12,180          11,602           12,546             12,560
11/01/1998        12,401          11,812           12,545             12,658
12/01/1998        12,474          11,881           12,595             12,713
01/01/1999        12,579          11,981           12,664             12,814
02/01/1999        12,389          11,800           12,478             12,596
03/01/1999        12,529          11,933           12,572             12,714
04/01/1999        12,640          12,040           12,611             12,763
05/01/1999        12,509          11,914           12,513             12,622
06/01/1999        12,462          11,870           12,522             12,610
07/01/1999        12,422          11,832           12,511             12,570
08/01/1999        12,396          11,808           12,521             12,561
09/01/1999        12,522          11,927           12,637             12,699
10/01/1999        12,557          11,960           12,670             12,747
11/01/1999        12,632          12,032           12,685             12,778
12/01/1999        12,628          12,028           12,644             12,733
01/01/2000        12,658          12,057           12,597             12,679
02/01/2000        12,798          12,190           12,700             12,783
03/01/2000        12,942          12,328           12,832             12,891
04/01/2000        12,803          12,194           12,803             12,816
05/01/2000        12,741          12,136           12,823             12,810
06/01/2000        13,079          12,458           13,049             13,076
07/01/2000        13,251          12,622           13,148             13,197
08/01/2000        13,454          12,815           13,303             13,366
09/01/2000        13,508          12,866           13,424             13,495
10/01/2000        13,446          12,807           13,486             13,507
11/01/2000        13,571          12,926           13,669             13,668
12/01/2000        13,863          13,204           13,921             13,936
01/01/2001        14,183          13,509           14,149             14,230
02/01/2001        14,377          13,694           14,282             14,370
03/01/2001        14,443          13,757           14,392             14,489
04/01/2001        14,430          13,745           14,355             14,461
05/01/2001        14,588          13,895           14,435             14,571
06/01/2001        14,630          13,935           14,489             14,635
07/01/2001        14,949          14,239           14,790             14,978
08/01/2001        15,131          14,412           14,938             15,149
09/01/2001        14,853          14,147           15,156             15,243
10/01/2001        15,087          14,371           15,407             15,514
11/01/2001        15,104          14,387           15,253             15,394
12/01/2001        15,023          14,309           15,170             15,296
01/01/2002        15,138          14,419           15,248             15,392
02/01/2002        15,191          14,470           15,369             15,509
03/01/2002        15,115          14,397           15,135             15,270
04/01/2002        15,422          14,690           15,385             15,483
05/01/2002        15,516          14,779           15,539             15,693
06/01/2002        15,440          14,707           15,672             15,754
07/01/2002        15,347          14,618           15,857             15,806
08/01/2002        15,568          14,829           16,094             16,111
09/01/2002        15,741          14,994           16,382             16,414
10/01/2002        15,417          14,685           16,318             16,283
11/01/2002        15,750          15,002           16,303             16,418
12/01/2002        16,101          15,336           16,659             16,847
01/01/2003        16,201          15,432           16,659             16,894
02/01/2003        16,483          15,700           16,893             17,191
03/01/2003        16,491          15,708           16,910             17,227
04/01/2003        16,905          16,102           17,039             17,463
05/01/2003        17,355          16,530           17,381             17,909
06/01/2003        17,478          16,648           17,369             17,918
07/01/2003        16,945          16,140           16,897             17,368
08/01/2003        17,001          16,193           16,937             17,420
09/01/2003        17,531          16,699           17,366             17,939
10/01/2003        17,582          16,747           17,203             17,779
11/01/2003        17,718          16,876           17,227             17,832
12/01/2003        17,960          17,107           17,377             18,009
01/01/2004        18,169          17,306           17,491             18,153
02/01/2004        18,288          17,420           17,670             18,355
03/01/2004        18,440          17,564           17,807             18,516
04/01/2004        18,068          17,210           17,385             18,044
05/01/2004        17,871          17,022           17,307             17,930
06/01/2004        17,983          17,129           17,359             17,995
07/01/2004        18,188          17,325           17,505             18,178
08/01/2004        18,523          17,643           17,797             18,531
09/01/2004        18,636          17,751           17,828             18,600
10/01/2004        18,849          17,953           17,947             18,741
11/01/2004        18,781          17,889           17,784             18,576
12/01/2004        18,976          18,075           17,905             18,741
01/01/2005        19,077          18,170           17,939             18,796
02/01/2005        19,067          18,161           17,840             18,694
03/01/2005        18,808          17,914           17,747             18,522
04/01/2005        18,964          18,063           17,949             18,726
05/01/2005        19,138          18,229           18,111             18,924
06/01/2005        19,316          18,399           18,187             19,032
07/01/2005        19,262          18,347           18,036             18,880
08/01/2005        19,459          18,534           18,247             19,118
09/01/2005        19,238          18,325           18,104             18,937

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Income Fund during the stated period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index that tracks the performance of intermediate term US government and corporate bonds. The Lehman Brothers Intermediate Credit Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 09/30/05 (%)

     Share class                A             B            C          Z
     ----------------------------------------------------------------------
     Inception              07/31/00      07/15/02      07/15/02   03/05/86
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ----------------------------------------------------------------------
     6-month (cumulative)  2.35   -2.49  1.96   -3.03  2.04   1.04   2.47
     ----------------------------------------------------------------------
     1-year                3.29   -1.60  2.53   -2.38  2.68   1.70   3.55
     ----------------------------------------------------------------------
     5-year                7.34    6.30  6.82    6.51  6.92   6.92   7.67
     ----------------------------------------------------------------------
     10-year               6.76    6.24  6.50    6.50  6.55   6.55   6.94
     ----------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
All results shown assume reinvestment of distributions. class z shares are sold at net asset value with no rule 12b-1 fees. Class z shares have limited eligibility and the investment minimum requirement may vary.
Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
Class A, class B and class C are newer classes of shares. Class A performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and class C performance information includes returns of the fund's class A shares for the period from July 31, 2000 through July 15, 2002 and for periods prior thereto, the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, class B and class C shares were initially offered on July 15, 2002, and class Z shares were initially offered on March 5, 1986.

                      FUND PROFILE
                                   -----------------------
                                     Columbia Income Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Portfolio structure as of 09/30/05 (%)

                    Corporate fixed-income
                      bonds & notes                     72.9
                    ----------------------------------------
                    Government agencies & obligations   16.3
                    ----------------------------------------
                    Asset-backed securities              3.5
                    ----------------------------------------
                    Collateralized mortgage obligations  3.2
                    ----------------------------------------
                    Mortgage-backed securities           0.7
                    ----------------------------------------
                    Cash equivalents, net other
                      assets & liabilities               3.4
                    ----------------------------------------

Quality breakdown as of 09/30/05 (%)

                                   Aaa   24.6
                                   ----------
                                   Aa     7.3
                                   ----------
                                   A     16.8
                                   ----------
                                   Baa   25.4
                                   ----------
                                   Other 25.9
                                   ----------

Maturity breakdown as of 09/30/05 (%)

                               0-1 year       9.4
                               ------------------
                               1-5 years     33.5
                               ------------------
                               5-10 years    40.3
                               ------------------
                               10-20 years    5.0
                               ------------------
                               Over 20 years 11.8
                               ------------------

Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard and Poor's, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.
Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Summary

.. For the six-month period ended September 30, 2005, the fund's class A shares returned 2.35% without sales charge.

..  The fund outperformed both of its benchmarks, the Lehman Brothers
   Intermediate Credit Bond Index and the Lehman Brothers Intermediate Government/Credit Bond Index. Its return was also higher than the average for its peer group, the Lipper Corporate Debt Funds BBB Rated Category.

.. The fund's strong relative performance was primarily due to its significant holdings in high-yield bonds and asset-backed securities, which outperformed most other areas of the bond market during the period.

                                  [GRAPHIC]
Class A shares                                                   2.35%
Lehman Brothers Intermediate Government/Credit Bond Index        1.95%

                                   Objective
Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

                               Total Net Assets
                                $440.3 million

Management style

                                    [GRAPHIC]

UNDERSTANDING YOUR EXPENSES
                                       ----------------------------------
                               Columbia Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/05 -- 09/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,023.51   1,020.36    4.77       4.76            0.94
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,019.60   1,016.60    8.56       8.54            1.69
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,020.41   1,017.35    7.80       7.79            1.54
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,024.72   1,021.61    3.50       3.50            0.69
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Distributor not waived a portion of Class C shares' expenses, Class C shares' total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                                      Columbia Income Fund

The US economy moved ahead at a healthy pace during the six-month period that began April 1, 2005, and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped buoy consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first five months of the period, the economy added an average of 200,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast storms -- a figure that was lower than originally estimated and considerably lower than expected. The unemployment rate rose to 5.1%, up from a four-year low of 4.9%.

Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, then fell sharply in September. The September decline was the largest in 25 years, according to the University of Michigan's monthly survey.

Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered little in the way of price appreciation, but income resulted in modest positive returns. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.3%, slightly lower than where it started the period. In this environment, the Lehman Brothers Aggregate Bond Index returned 2.31% for the six-month period. Treasuries outperformed corporate and mortgage-backed securities. However, high-yield bonds led the fixed-income markets despite a setback in the spring when GM and Ford bonds were downgraded and again as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.62%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.02% for this reporting period. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value. Energy and utilities stocks outperformed other sectors by a considerable margin.

Summary
For the six-month period ended September 30, 2005

.. Despite volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 5.02%. As the economy expanded, small-cap stocks outperformed large-cap stocks, as measured by the Russell 2000 Index.

                                    [GRAPHIC]


S&P 500 Index                5.02%
Russell 2000 Index           9.21%


..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed-income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                         [GRAPHIC]

Lehman Index              2.31%
Merrill Lynch Index       3.62%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                 PORTFOLIO MANAGERS' REPORT
                                                     --------------------------
                                          Columbia Income Fund

For the six-month period ended September 30, 2005, Columbia Income Fund's class A shares returned 2.35% without sales charge. The fund performed better than its benchmarks, the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Credit Bond Index, which returned 1.95% and 2.22%, respectively, for the same period. The fund also did better than the Lipper Corporate Debt Funds BBB Rated Category average, which was 2.29% for the six-month period./1/ We believe the fund's significant holdings in the high-yield and asset-backed sectors of the market were the main factors behind its outperformance relative to its benchmarks and peers.

High-yield, home equity issues aided performance

The fund's substantial holdings in the high-yield sector aided performance as these issues outperformed Treasuries, despite credit concerns in the auto and airline sectors. Western Financial Bank was a strong high-yield contributor in the wake of its acquisition by a major competitor. The fund had also built up its position in asset-backed bonds (which are secured by loans or accounts receivable). It benefited during the period as these bonds, particularly those in the home equity area, performed strongly. Also a boon was the fund's light position in mortgage-backed securities, which underperformed due to their interest rate sensitivity.

Energy, asset-backed bonds boosted returns

Soaring oil and natural gas prices helped the energy sector shine during the period. The fund was helped by a significantly larger than index allocation to energy issues. Oil producers Amerada Hess and Nexen, as well as oil and natural gas producer, Devon, were strong contributors. Among significant high-yield contributors within energy were oil and gas driller Pride International and oil and gas producer Chesapeake Energy. Against a backdrop of rising rates, we also added to our position in floating-rate bonds, which re-set their yields every three months. These issues allowed the fund to capture the positive impact of rising in short-term rates.

Investment-grade corporates dampen returns

The difference between long-and short-term yields narrowed during the period and investors were paid less for taking risk. The investment-grade bond sector was also affected by news of several significant credit-rating downgrades in the automotive area. Climbing energy prices in the third quarter added to these woes, as investors grew concerned about both the potential for rising inflation and the negative effect on consumer demand as the Federal Reserve Board (the
Fed) continued to ratchet up short-term rates. As many investors turned to the perceived safety of Treasury bonds, the fund's significant position in investment-grade corporate issues detracted modestly from performance. In particular, forest product


/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 09/30/05 ($)

                                  Class A 9.87
                                  ------------
                                  Class B 9.87
                                  ------------
                                  Class C 9.87
                                  ------------
                                  Class Z 9.87

Distributions declared per share 04/01/05 - 09/30/05 ($)

                                  Class A 0.25
                                  ------------
                                  Class B 0.21
                                  ------------
                                  Class C 0.22
                                  ------------
                                  Class Z 0.26

SEC yields as of 09/30/05 (%)

                                  Class A 4.36
                                  ------------
                                  Class B 3.87
                                  ------------
                                  Class C 4.02
                                  ------------
                                  Class Z 4.88

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.
Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

--------------------------------------------------------------------------------
                               Columbia Income Fund

bonds, including paper producer Westvaco, and retailers, including supermarket chain Stater Brothers also hampered returns.

A stabilizing interest rate environment

A combination of higher energy costs, higher short-term interest rates and moderating housing prices have the potential to slow consumer spending going forward. As these and other signs point to slowing economic growth, the Fed appears dedicated to its rate-raising cycle as a precaution against inflation. Nonetheless, there are signs that longer-term rates could become more stable. As a result, we plan to continue to reduce holdings that have outperformed with an eye towards building positions in more attractively-valued areas of the bond market, which we anticipate will perform well in such an environment.

Kevin L. Cronk has co-managed the Columbia Income Fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

/s/ Kevin L. Cronk

Thomas A. LaPointe has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

/s/ Thomas A. LaPointe

Marie M. Schofield has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1990.

/s/ Marie M. Schofield

Carl W. Pappo has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

/s/ Carl W. Pappo

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk bonds") offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

We plan to continue to reduce holdings that have outperformed with an eye towards building positions in more attractively-valued areas of the bond market, which we anticipate will perform well.

Holdings discussed in this report as of 09/30/05 (%)

                          Western Financial Bank   0.3
                          ----------------------------
                          Amerada Hess             0.7
                          ----------------------------
                          Nexen                    0.7
                          ----------------------------
                          Devon Financing          0.4
                          ----------------------------
                          Pride International      0.3
                          ----------------------------
                          Chesapeake Energy        0.2
                          ----------------------------
                          Westvaco                 0.8
                          ----------------------------
                          Stater Brothers Holdings 0.1
                          ----------------------------

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

             FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

             INVESTMENT PORTFOLIO
                                            -----------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Corporate Fixed-Income Bonds & Notes - 72.9%

BASIC MATERIALS - 3.9%
Chemicals - 1.9%                                             Par ($)  Value ($)
-------------------------------------- ------------------- --------- ----------
                      Dow Chemical Co. 6.000% 10/01/12     1,950,000  2,068,775
                                       ------------------- --------- ----------
                  Eastman Chemical Co. 6.300% 11/15/18     1,254,000  1,324,161
                                       ------------------- --------- ----------
                 EquiStar Chemicals LP 10.625% 05/01/11    1,200,000  1,308,000
                                       ------------------- --------- ----------
                      IMC Global, Inc. 10.875% 08/01/13    1,200,000  1,407,000
                                       ------------------- --------- ----------
                 Lyondell Chemical Co. 9.625% 05/01/07     1,200,000  1,260,000
                                       ------------------- --------- ----------
                  NOVA Chemicals Corp. 6.500% 01/15/12     1,200,000  1,176,000
                                       ------------------- --------- ----------
                                                     Chemicals Total  8,543,936
Forest Products & Paper - 1.9%
                                       ------------------- --------- ----------
            Abitibi-Consolidated, Inc. 8.375% 04/01/15     1,500,000  1,477,500
                                       ------------------- --------- ----------
                        Cascades, Inc. 7.250% 02/15/13       795,000    777,112
                                       ------------------- --------- ----------
                 Georgia-Pacific Corp. 8.000% 01/15/24     1,200,000  1,321,500
                                       ------------------- --------- ----------
               Norske Skog Canada Ltd. 7.375% 03/01/14     1,200,000  1,146,000
                                       ------------------- --------- ----------
                        Westvaco Corp. 8.200% 01/15/30     2,820,000  3,485,605
                                       ------------------- --------- ----------
                                       Forest Products & Paper Total  8,207,717
Metals & Mining - 0.1%
                                       ------------------- --------- ----------
                           Alcan, Inc. 4.875% 09/15/12       600,000    594,660
                                       ------------------- --------- ----------
                                               Metals & Mining Total    594,660
                                                                     ----------
                                               BASIC MATERIALS TOTAL 17,346,313

COMMUNICATIONS - 8.3%
Media - 4.5%
                                       ------------------- --------- ----------
Charter Communications Holdings II LLC 10.250% 09/15/10      600,000    616,500
                                       ------------------- --------- ----------
  Charter Communications Operating LLC 8.375% 04/30/14 (a)   600,000    598,500
                                       ------------------- --------- ----------
                         Comcast Corp. 5.500% 03/15/11     2,365,000  2,410,455
                                       6.500% 01/15/15     1,200,000  1,294,488
                                       ------------------- --------- ----------
              COX Communications, Inc. 7.750% 11/01/10     1,800,000  1,992,510
                                       ------------------- --------- ----------
                    CSC Holdings, Inc. 7.625% 04/01/11     1,200,000  1,182,000
                                       ------------------- --------- ----------
                    Dex Media West LLC 9.875% 08/15/13     1,153,000  1,274,065
                                       ------------------- --------- ----------
                    EchoStar DBS Corp. 6.625% 10/01/14     1,460,000  1,449,050
                                       ------------------- --------- ----------
                    Insight Midwest LP 9.750% 10/01/09     1,800,000  1,845,000
                                       ------------------- --------- ----------
           News America Holdings, Inc. 9.250% 02/01/13     1,200,000  1,487,052

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Media - (continued)                                               Par ($)   Value ($)
----------------------------------------- --------------------- ---------- ----------
           Sinclair Broadcast Group, Inc. 8.750% 12/15/11       1,200,000   1,260,000
                                          --------------------- ---------- ----------
                        Time Warner, Inc. 6.875% 05/01/12       2,700,000   2,949,237
                                          --------------------- ---------- ----------
                             Viacom, Inc. 7.875% 07/30/30       1,200,000   1,415,172
                                          --------------------- ---------- ----------
                                                            Media Total    19,774,029
Telecommunication Services - 3.8%
                                          --------------------- ---------- ----------
              Citizens Communications Co. 9.000% 08/15/31       1,200,000   1,219,500
                                          --------------------- ---------- ----------
Deutsche Telekom International Finance BV 8.750% 06/15/30       1,020,000   1,316,106
                                          --------------------- ---------- ----------
              Nextel Communications, Inc. 7.375% 08/01/15       1,795,000   1,925,137
                                          --------------------- ---------- ----------
                              Qwest Corp. 8.875% 03/15/12         300,000     327,000
                                          --------------------- ---------- ----------
                     Qwest Services Corp. 13.500% 12/15/10        900,000   1,031,625
                                          --------------------- ---------- ----------
                      Rogers Cantel, Inc. 9.750% 06/01/16       1,200,000   1,449,000
                                          --------------------- ---------- ----------
                     Sprint Capital Corp. 6.875% 11/15/28       1,275,000   1,406,657
                                          --------------------- ---------- ----------
                Telecom Italia Capital SA 4.950% 09/30/14 (a)   4,500,000   4,348,620
                                          --------------------- ---------- ----------
             Telefonos de Mexico SA de CV 4.500% 11/19/08       3,150,000   3,110,625
                                          4.750% 01/27/10         575,000     573,563
                                          --------------------- ---------- ----------
             Verizon Global Funding Corp. 7.750% 12/01/30         255,000     310,636
                                          --------------------- ---------- ----------
                                          Telecommunication Services Total 17,018,469
                                                                           ----------
                                                   COMMUNICATIONS TOTAL    36,792,498

CONSUMER CYCLICAL - 10.6%
Airlines - 1.8%
                                          --------------------- ---------- ----------
                  American Airlines, Inc. 7.024% 10/15/09         479,000     484,987
                                          9.710% 01/02/07         591,352     573,611
                                          --------------------- ---------- ----------
               Continental Airlines, Inc. 7.461% 04/01/15       3,182,543   2,959,765
                                          --------------------- ---------- ----------
                   Southwest Airlines Co. 5.496% 11/01/06       1,800,000   1,816,686
                                          --------------------- ---------- ----------
                    United Airlines, Inc. 7.186% 04/01/11 (b)   2,319,180   2,272,797
                                          --------------------- ---------- ----------
                                                         Airlines Total     8,107,846
Apparel - 0.5%
                                          --------------------- ---------- ----------
                Jones Apparel Group, Inc. 6.125% 11/15/34         980,000     839,684
                                          --------------------- ---------- ----------
                Phillips-Van Heusen Corp. 7.250% 02/15/11       1,200,000   1,230,000
                                          --------------------- ---------- ----------
                                                          Apparel Total     2,069,684

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

   Corporate Fixed-Income Bonds & Notes - (continued)

   CONSUMER CYCLICAL - (continued)
   Auto Manufacturers - 1.9%                                Par ($) Value ($)
   ---------------------------------- ------------------- --------- ---------
     DaimlerChrysler NA Holding Corp. 6.400% 05/15/06     2,400,000 2,423,832
                                      8.500% 01/18/31     1,200,000 1,454,580
                                      ------------------- --------- ---------
                       Ford Motor Co. 7.450% 07/16/31     2,100,000 1,638,000
                                      ------------------- --------- ---------
                 General Motors Corp. 8.375% 07/15/33     1,950,000 1,521,000
                                      ------------------- --------- ---------
         Navistar International Corp. 7.500% 06/15/11     1,200,000 1,218,000
                                      ------------------- --------- ---------
                                           Auto Manufacturers Total 8,255,412
   Auto Parts & Equipment - 0.1%
                                      ------------------- --------- ---------
           Goodyear Tire & Rubber Co. 9.000% 07/01/15 (a)   600,000   589,500
                                      ------------------- --------- ---------
                                       Auto Parts & Equipment Total   589,500
   Entertainment - 0.2%
                                      ------------------- --------- ---------
   Steinway Musical Instruments, Inc. 8.750% 04/15/11       600,000   631,500
                                      ------------------- --------- ---------
                                                Entertainment Total   631,500
   Home Builders - 0.9%
                                      ------------------- --------- ---------
                    D.R. Horton, Inc. 9.750% 09/15/10       900,000 1,032,750
                                      ------------------- --------- ---------
       K. Hovnanian Enterprises, Inc. 7.750% 05/15/13     1,200,000 1,230,000
                                      ------------------- --------- ---------
               Standard Pacific Corp. 9.250% 04/15/12     1,500,000 1,612,500
                                      ------------------- --------- ---------
                                                Home Builders Total 3,875,250
   Leisure Time - 0.3%
                                      ------------------- --------- ---------
                             K2, Inc. 7.375% 07/01/14     1,350,000 1,350,000
                                      ------------------- --------- ---------
                                                 Leisure Time Total 1,350,000
   Lodging - 4.0%
                                      ------------------- --------- ---------
          Caesars Entertainment, Inc. 9.375% 02/15/07     1,500,000 1,586,250
                                      ------------------- --------- ---------
                Hard Rock Hotel, Inc. 8.875% 06/01/13       700,000   752,500
                                      ------------------- --------- ---------
         Harrah's Operating Co., Inc. 5.625% 06/01/15 (a) 2,300,000 2,265,684
                                      7.125% 06/01/07     2,250,000 2,328,615
                                      ------------------- --------- ---------
                   Hyatt Equities LLC 6.875% 06/15/07 (a) 1,525,000 1,568,356
                                      ------------------- --------- ---------
           Kerzner International Ltd. 6.750% 10/01/15 (a) 1,200,000 1,173,000
                                      ------------------- --------- ---------
         Marriott International, Inc. 6.875% 11/15/05     3,000,000 3,008,370
                                      ------------------- --------- ---------
                           MGM Mirage 6.750% 09/01/12     1,200,000 1,209,000
                                      8.500% 09/15/10       300,000   326,250
                                      ------------------- --------- ---------
      Mohegan Tribal Gaming Authority 6.125% 02/15/13     1,350,000 1,341,562
                                      ------------------- --------- ---------
                  Seneca Gaming Corp. 7.250% 05/01/12       530,000   543,250

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

    Corporate Fixed-Income Bonds & Notes - (continued)

    CONSUMER CYCLICAL - (continued)
    Lodging - (continued)                                 Par ($)  Value ($)
    ------------------------------- ------------------- --------- ----------
           Station Casinos, Inc.    6.875% 03/01/16       900,000    913,500
                                    ------------------- --------- ----------
              Wynn Las Vegas LLC    6.625% 12/01/14       600,000    571,500
                                    ------------------- --------- ----------
                                                    Lodging Total 17,587,837
    Retail - 0.9%
                                    ------------------- --------- ----------
                       CVS Corp.    5.298% 01/11/27 (a) 1,076,937  1,074,525
                                    ------------------- --------- ----------
          Ferrellgas Partners LP    8.750% 06/15/12       660,000    671,550
                                    ------------------- --------- ----------
              Office Depot, Inc.    6.250% 08/15/13       955,000    976,421
                                    ------------------- --------- ----------
    Suburban Propane Partners LP    6.875% 12/15/13       600,000    561,000
                                    ------------------- --------- ----------
              Tempur-Pedic, Inc.    10.250% 08/15/10      676,000    736,840
                                    ------------------- --------- ----------
                                                     Retail Total  4,020,336
                                                                  ----------
                                          CONSUMER CYCLICAL TOTAL 46,487,365

    CONSUMER NON-CYCLICAL - 8.4%
    Beverages - 1.2%
                                    ------------------- --------- ----------
              Bottling Group LLC    2.450% 10/16/06     4,200,000  4,118,058
                                    ------------------- --------- ----------
      Constellation Brands, Inc.    8.125% 01/15/12     1,283,000  1,353,565
                                    ------------------- --------- ----------
                                                  Beverages Total  5,471,623
    Biotechnology - 1.2%
                                    ------------------- --------- ----------
      Bio-Rad Laboratories, Inc.    7.500% 08/15/13     1,200,000  1,272,000
                                    ------------------- --------- ----------
                 Genentech, Inc.    4.400% 07/15/10 (a) 3,900,000  3,854,292
                                    ------------------- --------- ----------
                                              Biotechnology Total  5,126,292
    Commercial Services - 2.0%
                                    ------------------- --------- ----------
    Corrections Corp. of America    6.250% 03/15/13     1,200,000  1,188,000
                                    ------------------- --------- ----------
            Erac USA Finance Co.    6.750% 05/15/07 (a) 1,800,000  1,859,274
                                    8.000% 01/15/11 (a) 1,800,000  2,028,870
                                    ------------------- --------- ----------
                  FTI Consulting    7.625% 06/15/13 (a) 1,340,000  1,366,800
                                    ------------------- --------- ----------
               NationsRent, Inc.    9.500% 10/15/10     1,200,000  1,311,000
                                    ------------------- --------- ----------
     Service Corp. International    7.700% 04/15/09     1,205,000  1,265,250
                                    ------------------- --------- ----------
                                        Commercial Services Total  9,019,194
    Cosmetics/Personal Care - 0.1%
                                    ------------------- --------- ----------
            Procter & Gamble Co.    5.500% 02/01/34       600,000    610,386
                                    ------------------- --------- ----------
                                    Cosmetics/Personal Care Total    610,386

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

  Corporate Fixed-Income Bonds & Notes - (continued)

  CONSUMER NON-CYCLICAL - (continued)
  Food - 0.7%                                               Par ($)  Value ($)
  ----------------------------------- ------------------- --------- ----------
           Cadbury-Schweppes PLC      5.125% 10/01/13 (a) 1,050,000  1,048,435
                                      ------------------- --------- ----------
             Dole Food Co., Inc.      8.625% 05/01/09     1,228,000  1,277,120
                                      ------------------- --------- ----------
  Stater Brothers Holdings, Inc.      8.125% 06/15/12       550,000    543,125
                                      ------------------- --------- ----------
                                                         Food Total  2,868,680
  Healthcare Services - 2.3%
                                      ------------------- --------- ----------
      Coventry Health Care, Inc.      8.125% 02/15/12       500,000    540,000
                                      ------------------- --------- ----------
                       HCA, Inc.      6.950% 05/01/12       900,000    928,692
                                      7.125% 06/01/06     1,350,000  1,367,604
                                      7.875% 02/01/11     1,267,000  1,363,533
                                      ------------------- --------- ----------
                  MedQuest, Inc.      11.875% 08/15/12    1,200,000  1,269,000
                                      ------------------- --------- ----------
          Tenet Healthcare Corp.      9.875% 07/01/14     1,850,000  1,935,563
                                      ------------------- --------- ----------
        UnitedHealth Group, Inc.      3.300% 01/30/08     2,850,000  2,770,969
                                      ------------------- --------- ----------
                                          Healthcare Services Total 10,175,361
  Pharmaceuticals - 0.9%
                                      ------------------- --------- ----------
         AmerisourceBergen Corp.      5.875% 09/15/15 (a)   820,000    813,850
                                      ------------------- --------- ----------
    Medco Health Solutions, Inc.      7.250% 08/15/13       600,000    660,684
                                      ------------------- --------- ----------
        Mylan Laboratories, Inc.      6.375% 08/15/15 (a)   800,000    801,000
                                      ------------------- --------- ----------
                           Wyeth      6.500% 02/01/34     1,500,000  1,681,305
                                      ------------------- --------- ----------
                                              Pharmaceuticals Total  3,956,839
                                                                    ----------
                                        CONSUMER NON-CYCLICAL TOTAL 37,228,375

  ENERGY - 7.8%
  Coal - 0.1%
                                      ------------------- --------- ----------
        Arch Western Finance LLC      6.750% 07/01/13       600,000    612,000
                                      ------------------- --------- ----------
                                                         Coal Total    612,000
  Oil & Gas - 6.5%
                                      ------------------- --------- ----------
              Amerada Hess Corp.      7.300% 08/15/31     2,550,000  2,975,085
                                      ------------------- --------- ----------
         Chesapeake Energy Corp.      6.375% 06/15/15       300,000    301,875
                                      7.500% 06/15/14       710,000    756,150
                                      ------------------- --------- ----------
                  ConocoPhillips      9.375% 02/15/11     1,200,000  1,457,268
                                      ------------------- --------- ----------
           Devon Financing Corp.      7.875% 09/30/31     1,500,000  1,884,285
                                      ------------------- --------- ----------
        Gazprom International SA      7.201% 02/01/20 (a) 2,800,000  3,059,000
                                      ------------------- --------- ----------
                Murphy Oil Corp.      6.375% 05/01/12     1,350,000  1,451,426

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

ENERGY - (continued)
Oil & Gas - (continued)                                                          Par ($)  Value ($)
------------------------------------------------------- ---------------------- --------- ----------
                                            Nexen, Inc. 5.875% 03/10/35          300,000    294,033
                                                        7.875% 03/15/32        2,100,000  2,612,253
                                                        ---------------------- --------- ----------
                                   Noble Drilling Corp. 7.500% 03/15/19        2,100,000  2,465,022
                                                        ---------------------- --------- ----------
                     Pemex Project Funding Master Trust 7.875% 02/01/09        1,200,000  1,297,500
                                                        9.125% 10/13/10          450,000    526,500
                                                        ---------------------- --------- ----------
                    Petrobras International Finance Co. 9.750% 07/06/11          900,000  1,081,125
                                                        ---------------------- --------- ----------
                           Premcor Refining Group, Inc. 7.500% 06/15/15        2,400,000  2,592,000
                                                        ---------------------- --------- ----------
                              Pride International, Inc. 7.375% 07/15/14        1,200,000  1,296,000
                                                        ---------------------- --------- ----------
             Ras Laffan Liquefied Natural Gas Co., Ltd. 3.437% 09/15/09 (a)    1,988,405  1,927,997
                                                        ---------------------- --------- ----------
         Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% 09/30/27 (a)    1,200,000  1,195,056
                                                        ---------------------- --------- ----------
                                       XTO Energy, Inc. 5.300% 06/30/15        1,200,000  1,199,916
                                                        ---------------------- --------- ----------
                                                                         Oil & Gas Total 28,372,491
Pipelines - 1.2%
                                                        ---------------------- --------- ----------
                                          Coastal Corp. 7.750% 06/15/10        1,200,000  1,224,000
                                                        ---------------------- --------- ----------
                                    Kinder Morgan, Inc. 5.150% 03/01/15        2,600,000  2,565,992
                                                        ---------------------- --------- ----------
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 09/15/15 (a)      450,000    452,812
                                                        ---------------------- --------- ----------
                               Williams Companies, Inc. 8.125% 03/15/12          900,000    990,000
                                                        ---------------------- --------- ----------
                                                                         Pipelines Total  5,232,804
                                                                                         ----------
                                                                            ENERGY TOTAL 34,217,295

FINANCIALS - 17.2%
Banks - 3.3%
                                                        ---------------------- --------- ----------
                                      Barclays Bank PLC 7.375% 06/15/49 (a)(c) 2,400,000  2,677,728
                                                        ---------------------- --------- ----------
                             Chinatrust Commercial Bank 5.625% 12/29/49 (a)(c)   825,000    812,926
                                                        ---------------------- --------- ----------
                                HSBC Capital Funding LP 9.547% 12/31/49 (a)(c) 2,700,000  3,212,163
                                                        ---------------------- --------- ----------
                        North Fork Bancorporation, Inc. 5.875% 08/15/12        2,400,000  2,530,800
                                                        ---------------------- --------- ----------
                            Rabobank Capital Funding II 5.260% 12/31/49 (a)(c) 3,600,000  3,668,076
                                                        ---------------------- --------- ----------
                                      Wells Fargo & Co. 3.970% 09/15/09 (c)    1,800,000  1,799,946
                                                        ---------------------- --------- ----------
                                                                             Banks Total 14,701,639
Diversified Financial Services - 9.2%
                                                        ---------------------- --------- ----------
                                               Air 2 US 8.027% 10/01/19 (a)      837,604    746,514
                                                        ---------------------- --------- ----------
                                       Capital One Bank 5.125% 02/15/14        1,950,000  1,937,715

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Diversified Financial Services - (continued)                           Par ($)     Value ($)
-------------------------------------------- ----------------------- ------------ ----------
                           Citigroup, Inc.   5.000% 09/15/14         4,200,000     4,200,504
                                             ----------------------- ------------ ----------
                   E*Trade Financial Corp.   8.000% 06/15/11         1,225,000     1,264,812
                                             ----------------------- ------------ ----------
                     Ford Motor Credit Co.   7.375% 02/01/11         1,720,000     1,651,957
                                             ----------------------- ------------ ----------
             Fund American Companies, Inc.   5.875% 05/15/13         1,557,000     1,550,009
                                             ----------------------- ------------ ----------
            General Electric Capital Corp.   3.990% 12/15/09 (c)     2,410,000     2,411,856
                                             ----------------------- ------------ ----------
           General Motors Acceptance Corp.   6.875% 09/15/11         1,855,000     1,688,644
                                             6.875% 08/28/12           250,000       223,247
                                             ----------------------- ------------ ----------
                    Goldman Sachs Group LP   4.500% 06/15/10         3,700,000     3,645,166
                                             ----------------------- ------------ ----------
         International Lease Finance Corp.   4.875% 09/01/10         1,440,000     1,435,522
                                             6.375% 03/15/09         1,550,000     1,621,842
                                             ----------------------- ------------ ----------
                     Jefferies Group, Inc.   7.750% 03/15/12         1,300,000     1,470,547
                                             ----------------------- ------------ ----------
                      JPMorgan Chase & Co.   4.500% 11/15/10         3,000,000     2,966,760
                                             ----------------------- ------------ ----------
                     LaBranche & Co., Inc.   11.000% 05/15/12        1,200,000     1,324,500
                                             ----------------------- ------------ ----------
                            Morgan Stanley   4.250% 05/15/10         3,900,000     3,811,158
                                             ----------------------- ------------ ----------
        PF Export Receivables Master Trust   3.748% 06/01/13 (a)       917,333       866,622
                                             ----------------------- ------------ ----------
                 Residential Capital Corp.   6.375% 06/30/10 (a)     1,685,000     1,704,580
                                             ----------------------- ------------ ----------
                   Textron Financial Corp.   2.750% 06/01/06         3,000,000     2,968,380
                                             5.875% 06/01/07         1,190,000     1,213,336
                                             ----------------------- ------------ ----------
                     UFJ Finance Aruba AEC   6.750% 07/15/13         1,785,000     1,956,628
                                             ----------------------- ------------ ----------
                                             Diversified Financial Services Total 40,660,299
Insurance - 1.7%
                                             ----------------------- ------------ ----------
Florida Windstorm Underwriting Association   7.125% 02/25/19 (a)     1,200,000     1,391,928
                                             ----------------------- ------------ ----------
   Hartford Financial Services Group, Inc.   4.700% 09/01/07         2,300,000     2,299,655
                                             ----------------------- ------------ ----------
                Prudential Financial, Inc.   4.750% 06/13/15         1,075,000     1,046,609
                                             ----------------------- ------------ ----------
       Prudential Insurance Co. of America   7.650% 07/01/07 (a)     2,400,000     2,513,280
                                             ----------------------- ------------ ----------
                                                           Insurance Total         7,251,472
Real Estate - 1.2%
                                             ----------------------- ------------ ----------
             Forest City Enterprises, Inc.   7.625% 06/01/15           600,000       640,500
                                             ----------------------- ------------ ----------
                       Prudential Property   6.625% 04/01/09 (a)     1,800,000     1,889,892
                                             7.125% 07/01/07 (a)     2,400,000     2,487,648
                                             ----------------------- ------------ ----------
                                                         Real Estate Total         5,018,040

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

 Corporate Fixed-Income Bonds & Notes - (continued)

 FINANCIALS - (continued)
 Real Estate Investment Trusts - 1.5%                          Par ($)     Value ($)
 ------------------------------------ ---------------------- ------------ ----------
            Archstone-Smith Trust     6.875% 02/15/08          444,750       455,873
                                      ---------------------- ------------ ----------
            iStar Financial, Inc.     5.125% 04/01/11          850,000       837,208
                                      8.750% 08/15/08        1,209,000     1,324,242
                                      ---------------------- ------------ ----------
       La Quinta Properties, Inc.     7.000% 08/15/12        1,500,000     1,533,750
                                      ---------------------- ------------ ----------
         Thornburg Mortgage, Inc.     8.000% 05/15/13        1,200,000     1,188,000
                                      ---------------------- ------------ ----------
                 Ventas Realty LP     9.000% 05/01/12        1,200,000     1,365,000
                                      ---------------------- ------------ ----------
                                      Real Estate Investment Trusts Total  6,704,073
 Savings & Loans - 0.3%
                                      ---------------------- ------------ ----------
           Western Financial Bank     9.625% 05/15/12        1,200,000     1,380,000
                                      ---------------------- ------------ ----------
                                              Savings & Loans Total        1,380,000
                                                                          ----------
                                                   FINANCIALS TOTAL       75,715,523

 INDUSTRIALS - 5.1%
 Aerospace & Defense - 0.8%
                                      ---------------------- ------------ ----------
         L-3 Communications Corp.     6.375% 10/15/15 (a)      370,000       371,850
                                      ---------------------- ------------ ----------
                     Raytheon Co.     5.500% 11/15/12        1,800,000     1,852,344
                                      ---------------------- ------------ ----------
                      Sequa Corp.     8.875% 04/01/08          415,000       433,675
                                      9.000% 08/01/09          185,000       196,562
                                      ---------------------- ------------ ----------
         Systems 2001 Asset Trust     6.664% 09/15/13 (a)      646,354       692,737
                                      ---------------------- ------------ ----------
                                          Aerospace & Defense Total        3,547,168
 Electronics - 0.7%
                                      ---------------------- ------------ ----------
   Flextronics International Ltd.     6.250% 11/15/14          875,000       867,344
                                      ---------------------- ------------ ----------
                Sanmina-SCI Corp.     6.750% 03/01/13          900,000       852,750
                                      ---------------------- ------------ ----------
             Thomas & Betts Corp.     7.250% 06/01/13        1,200,000     1,282,500
                                      ---------------------- ------------ ----------
                                                  Electronics Total        3,002,594
 Environmental Control - 0.3%
                                      ---------------------- ------------ ----------
 Allied Waste North America, Inc.     7.875% 04/15/13          950,000       974,938
                                      8.875% 04/01/08          300,000       312,000
                                      ---------------------- ------------ ----------
                                        Environmental Control Total        1,286,938
 Machinery-Diversified - 0.2%
                                      ---------------------- ------------ ----------
          Briggs & Stratton Corp.     8.875% 03/15/11          800,000       914,000
                                      ---------------------- ------------ ----------
                                        Machinery-Diversified Total          914,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

  Corporate Fixed-Income Bonds & Notes - (continued)

  INDUSTRIALS - (continued)
  Metal Fabricate/Hardware - 0.3%                            Par ($)    Value ($)
  ---------------------------------- --------------------- ----------- ----------
                  FastenTech, Inc.   11.500% 05/01/11        600,000      634,500
                                     --------------------- ----------- ----------
          Valmont Industries, Inc.   6.875% 05/01/14         600,000      613,500
                                     --------------------- ----------- ----------
                                     Metal Fabricate/Hardware Total     1,248,000
  Miscellaneous Manufacturing - 0.5%
                                     --------------------- ----------- ----------
                  Bombardier, Inc.   6.300% 05/01/14 (a)   1,500,000    1,335,000
                                     --------------------- ----------- ----------
          Trinity Industries, Inc.   6.500% 03/15/14         950,000      931,000
                                     --------------------- ----------- ----------
                                     Miscellaneous Manufacturing Total  2,266,000
  Packaging & Containers - 0.6%
                                     --------------------- ----------- ----------
        Crown European Holdings SA   10.875% 03/01/13        600,000      696,750
                                     --------------------- ----------- ----------
    Owens-Brockway Glass Container   8.875% 02/15/09       1,800,000    1,894,500
                                     --------------------- ----------- ----------
                                      Packaging & Containers Total      2,591,250
  Transportation - 1.7%
                                     --------------------- ----------- ----------
  Burlington Northern Railroad Co.   9.250% 10/01/06       1,235,000    1,288,834
                                     --------------------- ----------- ----------
              CHC Helicopter Corp.   7.375% 05/01/14         600,000      615,000
                                     --------------------- ----------- ----------
                       FedEx Corp.   2.650% 04/01/07       3,000,000    2,916,900
                                     9.650% 06/15/12         600,000      754,740
                                     --------------------- ----------- ----------
   Ship Finance International Ltd.   8.500% 12/15/13       1,200,000    1,153,500
                                     --------------------- ----------- ----------
                          Stena AB   7.500% 11/01/13         700,000      700,875
                                     --------------------- ----------- ----------
                                              Transportation Total      7,429,849
                                                                       ----------
                                                 INDUSTRIALS TOTAL     22,285,799

  TECHNOLOGY - 1.3%
  Computers - 1.3%
                                     --------------------- ----------- ----------
               Hewlett-Packard Co.   6.500% 07/01/12       3,000,000    3,263,790
                                     --------------------- ----------- ----------
    IBM Canada Credit Services Co.   3.750% 11/30/07 (a)   2,400,000    2,350,272
                                     --------------------- ----------- ----------
                                                   Computers Total      5,614,062
                                                                       ----------
                                                  TECHNOLOGY TOTAL      5,614,062

  UTILITIES - 10.3%
  Electric - 10.3%
                                     --------------------- ----------- ----------
             AEP Texas Central Co.   5.500% 02/15/13       1,200,000    1,227,000
                                     --------------------- ----------- ----------
                         AES Corp.   8.750% 06/15/08         586,000      619,695
                                     --------------------- ----------- ----------
                 Alabama Power Co.   4.026% 08/25/09 (c)   1,940,000    1,949,157
                                     5.490% 11/01/05         600,000      600,558

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Corporate Fixed-Income Bonds & Notes - (continued)

UTILITIES - (continued)
Electric - (continued)                                                         Par ($)   Value ($)
--------------------------------- ------------------------------------------ --------- -----------
American Electric Power Co., Inc. 5.250% 06/01/15                            1,810,000   1,815,593
                                  ------------------------------------------ --------- -----------
       Calpine Generating Co. LLC 9.443% 04/01/10 (c)                        1,100,000   1,119,250
                                  ------------------------------------------ --------- -----------
             Consumers Energy Co. 6.000% 02/15/14                            1,200,000   1,262,016
                                  ------------------------------------------ --------- -----------
         Dominion Resources, Inc. 4.300% 09/28/07 (c)                        1,350,000   1,352,633
                                  ------------------------------------------ --------- -----------
            Edison Mission Energy 9.875% 04/15/11                            1,500,000   1,777,500
                                  ------------------------------------------ --------- -----------
                FirstEnergy Corp. 6.450% 11/15/11                            2,850,000   3,033,055
                                  ------------------------------------------ --------- -----------
     FPL Energy American Wind LLC 6.639% 06/20/23 (a)                        1,348,234   1,393,616
                                  ------------------------------------------ --------- -----------
     FPL Energy National Wind LLC 5.608% 03/10/24 (a)                          228,719     227,669
                                  ------------------------------------------ --------- -----------
         Kiowa Power Partners LLC 5.737% 03/30/21 (a)                        1,190,000   1,174,363
                                  ------------------------------------------ --------- -----------
  MidAmerican Energy Holdings Co. 5.875% 10/01/12                            4,700,000   4,945,528
                                  ------------------------------------------ --------- -----------
          MSW Energy Holdings LLC 8.500% 09/01/10                            1,200,000   1,287,000
                                  ------------------------------------------ --------- -----------
                 Nevada Power Co. 9.000% 08/15/13                              800,000     891,280
                                  ------------------------------------------ --------- -----------
           Nisource Finance Corp. 6.150% 03/01/13                            2,700,000   2,854,494
                                  ------------------------------------------ --------- -----------
        Northern States Power Co. 8.000% 08/28/12                            1,050,000   1,240,271
                                  ------------------------------------------ --------- -----------
      Oncor Electric Delivery Co. 7.250% 01/15/33                            1,800,000   2,135,700
                                  ------------------------------------------ --------- -----------
       Orion Power Holdings, Inc. 12.000% 05/01/10                             600,000     721,500
                                  ------------------------------------------ --------- -----------
       Pacific Gas & Electric Co. 6.050% 03/01/34                            1,525,000   1,588,638
                                  ------------------------------------------ --------- -----------
            Progress Energy, Inc. 7.750% 03/01/31                            1,200,000   1,432,860
                                  ------------------------------------------ --------- -----------
         PSEG Energy Holdings LLC 10.000% 10/01/09                           1,200,000   1,336,500
                                  ------------------------------------------ --------- -----------
                   PSEG Power LLC 5.500% 12/01/15                            2,160,000   2,188,685
                                  7.750% 04/15/11                            1,200,000   1,342,428
                                  ------------------------------------------ --------- -----------
    South Point Energy Center LLC 8.400% 05/30/12 (a)                          350,059     327,305
                                  ------------------------------------------ --------- -----------
                TECO Energy, Inc. 7.000% 05/01/12                              600,000     633,750
                                  ------------------------------------------ --------- -----------
   Tenaska Alabama II Partners LP 6.125% 03/30/23 (a)                        1,115,657   1,147,130
                                  ------------------------------------------ --------- -----------
                  Texas Genco LLC 6.875% 12/15/14 (a)                          790,000     803,825
                                  ------------------------------------------ --------- -----------
                        TXU Corp. 5.550% 11/15/14                            1,750,000   1,662,482
                                  6.550% 11/15/34                            1,240,000   1,153,609
                                  ------------------------------------------ --------- -----------
                                                                        Electric Total  45,245,090
                                                                                       -----------
                                                                       UTILITIES TOTAL  45,245,090

                                  Total Corporate Fixed-Income Bonds & Notes
                                  (cost of $316,711,863)                               320,932,320

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Government Agencies & Obligations - 16.3%

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%                                                       Par ($)  Value ($)
------------------------------------------------ --------------------------------------- ---------- ----------
                     Export-Import Bank of Korea 4.625% 03/16/10                          1,550,000  1,533,989
                                                 --------------------------------------- ---------- ----------
                                  State of Qatar 9.750% 06/15/30 (a)                      1,650,000  2,526,562
                                                 --------------------------------------- ---------- ----------
                           United Mexican States 6.750% 09/27/34                          1,200,000  1,272,000
                                                 --------------------------------------- ---------- ----------
                                                               FOREIGN GOVERNMENT OBLIGATIONS TOTAL  5,332,551

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 15.1%
------------------------------------------------ --------------------------------------- ---------- ----------
                          Federal Home Loan Bank 4.600% 04/11/08                          5,900,000  5,880,689
                                                 --------------------------------------- ---------- ----------
           Federal National Mortgage Association 4.500% 06/01/10                          9,500,000  9,401,134
                                                 --------------------------------------- ---------- ----------
                              U.S. Treasury Bond 5.375% 02/15/31                         13,590,000 15,225,040
                                                 --------------------------------------- ---------- ----------
                              U.S. Treasury Note 1.875% 12/31/05                         17,000,000 16,926,288
                                                 2.875% 11/30/06                         10,900,000 10,743,738
                                                 3.000% 11/15/07                            650,000    634,765
                                                 3.375% 11/15/08                          1,200,000  1,171,360
                                                 3.625% 06/15/10                            230,000    224,178
                                                 3.750% 05/15/08                          2,270,000  2,245,704
                                                 4.250% 08/15/14                            715,000    710,531
                                                 4.250% 08/15/15                          3,300,000  3,279,375
                                                 --------------------------------------- ---------- ----------
                                                       U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL 66,442,802

                                                 Total Government Agencies & Obligations
                                                 (cost of $71,216,990)                              71,775,353

Asset-Backed Securities - 3.5%
------------------------------------------------ --------------------------------------- ---------- ----------
        AmeriCredit Automobile Receivables Trust 3.930% 10/06/11                          2,700,000  2,636,145
                                                 --------------------------------------- ---------- ----------
                             Bay View Auto Trust 4.550% 02/25/14                            600,000    596,286
                                                 --------------------------------------- ---------- ----------
                   GE Equipment Small Ticket LLC 4.620% 12/22/14 (a)                        700,000    698,467
                                                 --------------------------------------- ---------- ----------
                      Green Tree Financial Corp. 6.870% 01/15/29                            874,340    912,391
                                                 --------------------------------------- ---------- ----------
               Long Beach Auto Receivables Trust 4.544% 06/15/12 (d)                      3,200,000  3,200,000
                                                 --------------------------------------- ---------- ----------
                PG&E Energy Recovery Funding LLC 3.870% 06/25/11                          3,280,000  3,231,095
                                                 --------------------------------------- ---------- ----------
                  Providian Gateway Master Trust 3.350% 09/15/11 (a)                        600,000    585,246
                                                 --------------------------------------- ---------- ----------
             Residential Asset Mortgage Products 4.120% 06/25/33                            900,000    860,103
                                                 --------------------------------------- ---------- ----------
Residential Funding Mortgage Securities II, Inc. 5.110% 09/25/35                          1,500,000  1,495,485
                                                 --------------------------------------- ---------- ----------
                       WFS Financial Owner Trust 4.760% 05/17/13                          1,200,000  1,190,652

                                                 Total Asset-Backed Securities
                                                 (cost of $15,602,345)                              15,405,870

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Collateralized Mortgage Obligations - 3.2%

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Agency - 0.3%                                                                        Par ($)  Value ($)
---------------------------------------- ----------------------------------------- --------- ----------
Government National Mortgage Association 4.954% 05/16/31                           1,365,000  1,350,305
                                         ----------------------------------------- --------- ----------
                                                                                Agency Total  1,350,305
Non-Agency - 2.9%
                                         ----------------------------------------- --------- ----------
     Citigroup Mortgage Loan Trust, Inc. 5.517% 08/25/35                           1,200,000  1,199,964
                                         5.666% 08/25/35                           1,000,000    997,820
                                         ----------------------------------------- --------- ----------
      Countrywide Alternative Loan Trust 5.000% 03/25/20                           5,415,809  5,372,266
                                         5.500% 09/25/35                           2,163,367  2,134,854
                                         ----------------------------------------- --------- ----------
        Residential Accredit Loans, Inc. 5.500% 02/25/35                           2,948,431  2,939,379
                                         ----------------------------------------- --------- ----------
                                                                            Non-Agency Total 12,644,283
                                                                                             ----------
                                                   COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL 13,994,588

                                         Total Collateralized Mortgage Obligations
                                         (cost of $14,083,095)                               13,994,588

Mortgage-Backed Securities - 0.7%
---------------------------------------- ----------------------------------------- --------- ----------
   Federal National Mortgage Association 6.000% 04/01/35                           3,156,090  3,209,354
                                         9.000% 07/01/19                              14,600     15,265
                                         9.000% 06/01/20                              56,190     60,974
                                         ----------------------------------------- --------- ----------
Government National Mortgage Association 10.000% 10/15/17                              4,265      4,766
                                         10.000% 01/15/19                                359        401
                                         10.500% 01/15/16                             10,940     12,256
                                         10.500% 04/15/20                              6,427      7,255
                                         10.500% 05/15/20                              7,543      8,515
                                         11.500% 05/15/13                              9,094     10,073
                                         12.500% 11/15/10                              9,807     10,857
                                         12.500% 10/15/13                              2,724      2,991
                                         12.500% 11/15/13                              3,448      3,850
                                         12.500% 12/15/13                             11,254     12,565
                                         13.000% 04/15/11                                 47         53
                                         14.000% 08/15/11                              2,400      2,718

                                         Total Mortgage-Backed Securities
                                         (cost of $3,381,147)                                 3,361,893

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund


Short-Term Obligation - 5.6%                                                       Par ($)    Value ($)
---------------------------- -------------------------------------------------- ---------- -----------
                             Repurchase agreement with State Street Bank &
                             Trust Co., dated 09/30/05, due 10/03/05 at 3.150%,
                             collateralized by a U.S. Treasury Note maturing
                             06/15/09, market value of $25,136,125
                             (repurchase proceeds $24,645,468)                  24,639,000  24,639,000

                             Total Short-Term Obligation
                             (cost of $24,639,000)                                          24,639,000

                             Total Investments - 102.2%
                             (cost of $445,634,440) (e)                                    450,109,024

                             Other Assets & Liabilities, Net - (2.2)%                       (9,783,375)

                             Net Assets - 100.0%                                           440,325,649

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $65,630,970, which represents 14.9% of net assets.
                                (b)The issuer has filed for bankruptcy
                                   protection under Chapter 11, and is in
                                   default of certain debt covenants. Income is being accrued. At September 30, 2005, the value of this security represents 0.5% of net assets.
                                (c)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at September 30, 2005.
                                (d)Security purchased on a delayed delivery
                                   basis.
                                (e)Cost for federal income tax purposes is
                                   $447,187,769.

              At September 30, 2005, the asset allocation of the Fund is as follows:
              ASSET ALLOCATION                               % OF NET ASSETS
              ----------------------------------------------------------------------
              Corporate Fixed-Income Bonds & Notes                 72.9%
              Government Agencies & Obligations                    16.3
              Asset-Backed Securities                               3.5
              Collateralized Mortgage Obligations                   3.2
              Mortgage-Backed Securities                            0.7
              Short-Term Obligation                                 5.6
              Other Assets & Liabilities, Net                      (2.2)
                                                                  -----
                                                                  100.0%
                                                                  -----

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          September 30, 2005 (Unaudited)        Columbia Income Fund

                                                                                            ($)
------------------------- -------------------------------------------------------- -----------
                   Assets Investments, at cost                                     445,634,440
                                                                                   -----------
                          Investments, at value                                    450,109,024
                          Cash                                                             607
                          Receivable for:
                            Investments sold                                       287,299,040
                            Fund shares sold                                         3,455,204
                            Interest                                                 6,067,046
                          Deferred Trustees' compensation plan                          18,148
                          Other assets                                                     467
                                                                                   -----------
                             Total Assets                                          746,949,536
                          -------------------------------------------------------- -----------
              Liabilities Payable for:
                            Investments purchased on a delayed delivery basis        3,200,000
                            Fund shares repurchased                                300,992,036
                            Distributions                                            2,002,128
                            Investment advisory fee                                    245,363
                            Administration fee                                          77,076
                            Transfer agent fee                                          10,924
                            Pricing and bookkeeping fees                                21,111
                            Custody fee                                                  4,938
                            Distribution and service fees                               49,688
                            Chief compliance officer expenses and fees                   1,688
                          Deferred Trustees' fees                                       18,148
                          Other liabilities                                                787
                                                                                   -----------
                             Total Liabilities                                     306,623,887

                                                                        Net Assets 440,325,649
                          -------------------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                          457,549,908
                          Overdistributed net investment income                     (6,165,808)
                          Accumulated net realized loss                            (15,533,035)
                          Net unrealized appreciation on investments                 4,474,584
                                                                                   -----------
                                                                        Net Assets 440,325,649
                          -------------------------------------------------------- -----------
                  Class A Net assets                                                98,900,582
                          Shares outstanding                                        10,021,478
                          Net asset value per share                                    9.87(a)
                          Maximum offering price per share ($9.87/0.9525)             10.36(b)
                          -------------------------------------------------------- -----------
                  Class B Net assets                                                24,721,028
                          Shares outstanding                                         2,504,944
                          Net asset value and offering price per share                 9.87(a)
                          -------------------------------------------------------- -----------
                  Class C Net assets                                                12,093,901
                          Shares outstanding                                         1,225,454
                          Net asset value and offering price per share                 9.87(a)
                          -------------------------------------------------------- -----------
                  Class Z Net assets                                               304,610,138
                          Shares outstanding                                        30,869,512
                          Net asset value, offering and redemption price per share        9.87

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                        -----------------------
For the Six Months Ended September 30, 2005 (Unaudited)   Columbia Income Fund

                                                                                                               ($)
--------------------------------------- -------------------------------------------------------------- ----------
                      Investment Income Interest                                                       19,566,769
                                        -------------------------------------------------------------- ----------
                               Expenses Investment advisory fee                                         1,438,920
                                        Administration fee                                                454,572
                                        Distribution fee:
                                          Class B                                                          94,776
                                          Class C                                                          42,369
                                        Service fee:
                                          Class A                                                         122,745
                                          Class B                                                          31,592
                                          Class C                                                          14,108
                                        Transfer agent fee                                                287,942
                                        Pricing and bookkeeping fees                                      100,599
                                        Trustees' fees                                                      8,767
                                        Custody fee                                                        16,948
                                        Chief compliance officer expenses and fees (See Note 4)             3,100
                                        Non-recurring costs (See Note 7)                                    4,383
                                        Other expenses                                                    153,708
                                                                                                       ----------
                                          Total Expenses                                                2,774,529
                                        Fees waived by Distributor - Class C                               (8,510)
                                        Non-recurring costs assumed by Investment Advisor (See Note 7)     (4,383)
                                        Custody earnings credit                                            (6,418)
                                                                                                       ----------
                                          Net Expenses                                                  2,755,218
                                                                                                       ----------
                                        Net Investment Income                                          16,811,551
                                        -------------------------------------------------------------- ----------
Net Realized and Unrealized Gain (Loss) Net realized gain on:
    on Investments and Foreign Currency   Investments                                                   5,377,156
                                          Foreign currency transactions                                   102,356
                                                                                                       ----------
                                           Net realized gain                                            5,479,512
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (6,259,358)
                                          Foreign currency translations                                   (25,243)
                                                                                                       ----------
                                           Net change in unrealized appreciation (depreciation)        (6,284,601)
                                                                                                       ----------
                                        Net Loss                                                         (805,089)
                                                                                                       ----------
                                        Net Increase in Net Assets from Operations                     16,006,462

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                Columbia Income Fund


                                                                                               (Unaudited)
                                                                                                Six Months          Year
                                                                                                     Ended         Ended
                                                                                             September 30,     March 31,
Increase (Decrease) in Net Assets:                                                                2005 ($)      2005 ($)
--------------------------------------- ---------------------------------------------------- -------------  -----------
                             Operations Net investment income                                   16,811,551   27,962,385
                                        Net realized gain on investments and foreign
                                         currency transactions                                   5,479,512    3,839,154
                                        Net change in unrealized appreciation (depreciation)
                                          on investments and foreign currency translations      (6,284,601) (19,984,625)
                                                                                             -------------  -----------
                                        Net Increase from Operations                            16,006,462   11,816,914
                                        ---------------------------------------------------- -------------  -----------
Distributions Declared to Shareholders: From net investment income:
                                          Class A                                               (2,477,136)  (4,837,026)
                                          Class B                                                 (543,200)  (1,190,350)
                                          Class C                                                 (250,406)    (455,166)
                                          Class Z                                              (15,168,246) (24,783,638)
                                                                                             -------------  -----------
                                        Total Distributions Declared to Shareholders           (18,438,988) (31,266,180)
                                        ---------------------------------------------------- -------------  -----------
                     Share Transactions Class A:
                                          Subscriptions                                         10,314,296   22,118,982
                                          Distributions reinvested                               1,618,072    3,052,637
                                          Redemptions                                           (9,321,394) (17,715,241)
                                                                                             -------------  -----------
                                           Net Increase                                          2,610,974    7,456,378
                                        Class B:
                                          Subscriptions                                          2,780,951    5,175,588
                                          Distributions reinvested                                 359,279      758,498
                                          Redemptions                                           (3,732,335)  (9,171,814)
                                                                                             -------------  -----------
                                           Net Decrease                                           (592,105)  (3,237,728)
                                        Class C:
                                          Subscriptions                                          2,869,647    4,394,155
                                          Distributions reinvested                                 150,517      259,231
                                          Redemptions                                           (1,777,901)  (2,630,256)
                                                                                             -------------  -----------
                                           Net Increase                                          1,242,263    2,023,130
                                        Class Z:
                                          Subscriptions                                        112,368,977  196,815,905
                                          Distributions reinvested                              11,767,443   23,192,465
                                          Redemptions                                         (351,442,826) (96,171,954)
                                                                                             -------------  -----------
                                           Net Increase (Decrease)                            (227,306,406) 123,836,416
                                        Net Increase (Decrease) from Share Transactions       (224,045,274) 130,078,196
                                                                                             -------------  -----------
                                            Total Increase (Decrease) in Net Assets           (226,477,800) 110,628,930
                                        ---------------------------------------------------- -------------  -----------
                             Net Assets Beginning of period                                    666,803,449  556,174,519
                                        End of period                                          440,325,649  666,803,449
                                        Overdistributed net investment income at end of
                                         period                                                 (6,165,808)  (4,538,371)

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               Columbia Income Fund

                                                           (Unaudited)
                                                            Six Months         Year
                                                                 Ended        Ended
                                                         September 30,    March 31,
                                                                  2005         2005
----------------- -------------------------------------  -------------  ----------
Changes in Shares Class A:
                    Subscriptions                            1,036,486   2,210,083
                    Issued for distributions reinvested        162,392     305,231
                    Redemptions                               (937,184) (1,771,345)
                                                         -------------  ----------
                     Net Increase                              261,694     743,969
                  Class B:
                    Subscriptions                              279,574     516,497
                    Issued for distributions reinvested         36,057      75,869
                    Redemptions                               (375,252)   (920,346)
                                                         -------------  ----------
                     Net Decrease                              (59,621)   (327,980)
                  Class C:
                    Subscriptions                              288,198     438,903
                    Issued for distributions reinvested         15,108      25,925
                    Redemptions                               (179,015)   (263,219)
                                                         -------------  ----------
                     Net Increase                              124,291     201,609
                  Class Z:
                    Subscriptions                           11,290,448  19,613,104
                    Issued for distributions reinvested      1,179,646   2,319,241
                    Redemptions                            (35,567,391) (9,632,261)
                                                         -------------  ----------
                     Net Increase (Decrease)               (23,097,297) 12,300,084

See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Note 1. Organization

Columbia Income Fund (the "Fund"), a series of Columbia Funds Trust VIII (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund


Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund


Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                             March 31, 2005
                    ---------------------------------------
                    Distributions paid from:
                    ---------------------------------------
                     Ordinary income*           $31,266,180
                    ---------------------------------------
                     Long-Term Capital Gains             --
                    ---------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

                   Unrealized appreciation      $ 8,378,565
                   Unrealized depreciation       (5,457,310)
                                                -----------
                    Net unrealized appreciation $ 2,921,255
                   -----------------------------------------

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                           Capital Loss
                        Year of Expiration Carryforward
                        -------------------------------
                        2008                $ 7,932,135
                        -------------------------------
                        2009                  8,620,038
                        -------------------------------
                        2010                  1,393,345
                        -------------------------------
                        2011                  2,985,140
                                           ------------
                                            $20,930,658
                        -------------------------------

Of the capital loss carryforwards attributable to the Fund, $10,086,973 ($4,838,296 will expire March 31, 2008, $3,855,332 will expire March 31, 2009 and $1,393,345 will expire March 31, 2010) was obtained in the merger with the Liberty Income Fund

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                   First $500 million             0.420%
                   ------------------------------------------
                   $500 million to $1 billion     0.375%
                   ------------------------------------------
                   $1 billion to $1.5 billion     0.370%
                   ------------------------------------------
                   $1.5 billion to $3 billion     0.340%
                   ------------------------------------------
                   $3 billion to $6 billion       0.330%
                   ------------------------------------------
                   Over $6 billion                0.320%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.41%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                   First $100 million             0.150%
                   ------------------------------------------
                   $100 million to $1 billion     0.125%
                   ------------------------------------------
                   Over $1 billion                0.100%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective administration fee rate was 0.13%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.028%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia has voluntarily agreed to reimburse the Fund for a portion of the transfer agent expenses so that transfer agent fees (exclusive of out-of-pocket expenses) would not exceed 0.23% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time

For the six months ended September 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers, was 0.08%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts of $7,365 on sales of the Fund's
Class A shares and net CDSC fees of $122, $27,101 and $895 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2005, the Fund paid $1,052 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $480,761,796

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

and $414,373,619, respectively, of which $236,430,925 and $167,209,564, respectively, were U.S. Government securities.

Sales of securities for the Fund includes the value of securities delivered through an in-kind redemption of certain fund shares on September 30, 2005. Any realized gain on securities delivered through an in-kind redemption of fund shares is not taxable to the Fund. The value of securities and realized gain on securities delivered through an in-kind redemption of Fund shares aggregated $282,906,975 and $4,766,724, respectively. Prior to the in-kind redemption, the shareholder owned 40.5% of the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended September 30, 2005, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)   Columbia Income Fund

distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

For the six months ended September 30, 2005, Columbia has assumed $4,383 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                         Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                                  (Unaudited)
                                                   Six Months         Year           Period
                                                        Ended        Ended            Ended
                                                September 30,    March 31,        March 31,         Year Ended June 30,
                                                                                               -------------------------
Class A Shares                                           2005         2005       2004(a)(b)        2003(c)      2002(c)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $  9.89        $ 10.21     $ 10.10          $  9.44       $ 9.54

--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                             0.23           0.47        0.39             0.45         0.60(g)
Net realized and unrealized gain (loss) on
investments and foreign currency                        --(f)       (0.27)       0.15             0.75        (0.08)(g)
                                                -------------    ---------   ----------        -------       -------
Total from Investment Operations                      0.23           0.20        0.54             1.20         0.52

--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.25)         (0.52)      (0.43)           (0.54)       (0.62)
Return of capital                                       --             --          --               --           --(f)
                                                -------------    ---------   ----------        -------       -------
Total Distributions Declared to
Shareholders                                         (0.25)         (0.52)      (0.43)           (0.54)       (0.62)

--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $  9.87        $  9.89     $ 10.21          $ 10.10       $ 9.44
Total return (h)                                      2.35%(i)       2.00%       5.50%(i)(j)     13.18%(j)     5.53%

--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (k)                                0.94%(l)       0.97%       1.14%(l)         1.23%        1.10%
Interest expense                                        --             --          --%(l)(m)        --           --
Expenses (k)                                          0.94%(l)       0.97%       1.14%(l)         1.23%        1.10%
Net investment income (k)                             4.59%(l)       4.66%       5.20%(l)         5.12%        6.32%(g)
Waiver/reimbursement                                    --             --        0.03%(l)         0.05%          --
Portfolio turnover rate                                 65%(i)         36%         93%(i)           96%         136%(n)
Net assets, end of period (000's)                  $98,901        $96,568     $92,053          $89,740       $  204

--------------------------------------------------------------------------------------------------------------------------

                                                    Period
                                                     Ended
                                                  June 30,

Class A Shares                                  2001(c)(d)
------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 9.21

------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                           0.61
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.32
                                                ----------
Total from Investment Operations                    0.93

------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.60)
Return of capital                                     --
                                                ----------
Total Distributions Declared to
Shareholders                                       (0.60)

------------------------------------------------------------
Net Asset Value, End of Period                    $ 9.54
Total return (h)                                   10.41%(i)

------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (k)                              1.12%(l)
Interest expense                                      --
Expenses (k)                                        1.12%(l)
Net investment income (k)                           7.08%(l)
Waiver/reimbursement                                  --
Portfolio turnover rate                              128%(n)
Net assets, end of period (000's)                 $    1

------------------------------------------------------------

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.
(h)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i)Not annualized.
(j)Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.
(k)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l)Annualized.
(m)Rounds to less than 0.01%.
(n)Portfolio turnover disclosed is for the SR&F Income Portfolio.

--------------------------------------------------------------------------------
                               Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                                     (Unaudited)
                                                Six Months Ended     Year Ended       Period Ended         Period Ended
                                                   September 30,      March 31,          March 31,             June 30,
Class B Shares                                              2005           2005         2004(a)(b)           2003(c)(d)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  9.89           $ 10.21         $ 10.10              $  9.47
-------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                              0.19              0.39            0.33                 0.40
Net realized and unrealized gain (loss) on
investments and foreign currency                         --(f)          (0.27)           0.15                 0.68
                                                    -------      -    -------   -     -------        -     -------
Total from Investment Operations                       0.19              0.12            0.48                 1.08
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                            (0.21)            (0.44)          (0.37)               (0.45)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  9.87           $  9.89         $ 10.21              $ 10.10
Total return (g)                                       1.96%(h)          1.25%           4.91%(h)(i)         11.78%(h)(i)
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (j)                                 1.69%(k)          1.72%           1.89%(k)             1.99%(k)
Interest expense                                         --                --              --%(k)(l)            --
Expenses (j)                                           1.69%(k)          1.72%           1.89%(k)             1.99%(k)
Net investment income (j)                              3.84%(k)          3.91%           4.46%(k)             4.39%(k)
Waiver/reimbursement                                     --                --            0.03%(k)             0.11%(k)
Portfolio turnover rate                                  65%(h)            36%             93%(h)               96%
Net assets, end of period (000's)                   $24,721           $25,375         $29,534              $32,430
-------------------------------------------------------------------------------------------------------------------------

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Not annualized.
(i)Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                               Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:


                                                     (Unaudited)
                                                Six Months Ended     Year Ended      Period Ended        Period Ended
                                                   September 30,      March 31,         March 31,            June 30,
Class C Shares                                              2005           2005        2004(a)(b)          2003(c)(d)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  9.89           $ 10.21          $10.10               $ 9.47
----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                              0.20              0.41            0.34                 0.42
Net realized and unrealized gain (loss) on
investments and foreign currency                         --(f)          (0.27)           0.15                 0.68
                                                    -------      -    -------   -      ------        -      ------
Total from Investment Operations                       0.20              0.14            0.49                 1.10
----------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                            (0.22)            (0.46)          (0.38)               (0.47)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  9.87           $  9.89          $10.21               $10.10
Total return (g)(h)                                    2.04%(i)          1.40%           5.03%(i)            11.94%(i)
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (j)                                 1.54%(k)          1.57%           1.74%(k)             1.84%(k)
Interest expense                                         --                --              --%(k)(l)            --
Expenses (j)                                           1.54%(k)          1.57%           1.74%(k)             1.84%(k)
Net investment income (j)                              3.99%(k)          4.06%           4.52%(k)             4.51%(k)
Waiver/reimbursement                                   0.15%(k)          0.15%           0.18%(k)             0.23%(k)
Portfolio turnover rate                                  65%(h)            36%             93%(i)               96%
Net assets, end of period (000's)                   $12,094           $10,895          $9,185               $5,522
----------------------------------------------------------------------------------------------------------------------

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor or Distributor not reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                               Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

                                               (Unaudited)
                                                Six Months         Year            Period
                                                     Ended        Ended             Ended
                                             September 30,    March 31,         March 31,
                                                                                             ------------
Class Z Shares                                        2005         2005        2004(a)(b)    2003(c)(d)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $   9.89       $  10.21     $  10.10           $   9.44

----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                          0.24           0.49         0.41               0.53
Net realized and unrealized gain (loss)
on investments and foreign currency                  --(f)       (0.26)        0.16               0.71
                                             -------------    ---------   ----------         ----------
Total from Investment Operations                   0.24           0.23         0.57               1.24

----------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                        (0.26)         (0.55)       (0.46)             (0.58)
Return of capital                                    --             --           --                 --
                                             -------------    ---------   ----------         ----------
Total Distributions Declared to
Shareholders                                      (0.26)         (0.55)       (0.46)             (0.58)

----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   9.87       $   9.89     $  10.21           $  10.10
Total return (h)                                   2.47%(i)       2.33%        5.80%(i)(j)       13.61%

----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Operating expenses (k)                             0.69%(l)       0.72%        0.82%(l)           0.84%
Interest expense                                     --             --           --%(l)(m)          --
Expenses (k)                                       0.69%(l)       0.72%        0.82%(l)           0.84%
Net investment income (k)                          4.84%(l)       4.91%        5.46%(l)           5.51%
Waiver/reimbursement                                 --             --         0.02%(l)             --
Portfolio turnover rate                              65%(i)         36%          93%(i)             96%
Net assets, end of period (000's)              $304,610       $533,965     $425,402           $427,959

----------------------------------------------------------------------------------------------------------



                                                   Year Ended June 30,
                                             -------------------------------------------
Class Z Shares                                    2002(d)        2001(d)        2000(d)
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $   9.54       $   9.15       $   9.41

---------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (e)                        0.63(g)        0.69           0.70
Net realized and unrealized gain (loss)
on investments and foreign currency             (0.09)(g)       0.39          (0.26)
                                             --------       --------       --------
Total from Investment Operations                 0.54           1.08           0.44

---------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                      (0.64)         (0.69)         (0.70)
Return of capital                                  --(f)          --             --
                                             --------       --------       --------
Total Distributions Declared to
Shareholders                                    (0.64)         (0.69)         (0.70)

---------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   9.44       $   9.54       $   9.15
Total return (h)                                 5.80%         12.20%          4.92%

---------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Operating expenses (k)                           0.85%          0.86%          0.86%
Interest expense                                   --             --             --
Expenses (k)                                     0.85%          0.86%          0.86%
Net investment income (k)                        6.57%(g)       7.32%          7.58%
Waiver/reimbursement                               --             --             --
Portfolio turnover rate                           136%(n)        128%(n)        205%(n)
Net assets, end of period (000's)            $327,121       $266,091       $227,090

---------------------------------------------------------------------------------------

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Effective July 15, 2002, the Stein Roe Income Fund's Class S shares were redesignated Liberty Income Fund Class Z shares.
(d)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(h)Total return at net asset value assuming all distributions reinvested.
(i)Not annualized.
(j)Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.
(k)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(l)Annualized.
(m)Rounds to less than 0.01%.
(n)Portfolio turnover disclosed is for the SR&F Income Portfolio.

                     COLUMBIA FUNDS
                                    -----------------------
                                      Columbia Income Fund

------------------------------  ---------------------------------------------------------------------------
                 Growth funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Growth Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
                   Core funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal/TM/ Balanced Growth Portfolio
                                Columbia LifeGoal/TM/ Growth Portfolio
                                Columbia LifeGoal/TM/ Income Portfolio
                                Columbia LifeGoal/TM/ Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
              Specialty funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

--------------------------------------------------------------------------------
                               Columbia Income Fund

----------------------  ---------------------------------------------------------------------------
   Taxable Bond funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond funds   Columbia California Tax-Exempt Fund
                        Columbia CA Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia CT Intermediate Municipal Bond Fund
                        Columbia FL Intermediate Municipal Bond Fund
                        Columbia GA Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia MA Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia MD Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia NC Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia NJ Intermediate Municipal Bond Fund
                        Columbia NY Intermediate Municipal Bond Fund
                        Columbia OR Intermediate Municipal Bond Fund
                        Columbia RI Intermediate Municipal Bond Fund
                        Columbia SC Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Bond Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia TX Intermediate Municipal Bond Fund
                        Columbia VA Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market funds   Columbia Cash Reserves
                        Columbia CA Tax-Exempt Reserves
                        Columbia Government Reserves
                        Columbia Government Plus Reserves
                        Columbia MA Municipal Reserves
                        Columbia Money Market Reserves
                        Columbia Municipal Reserves
                        Columbia NY Tax-Exempt Reserves
                        Columbia Prime Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia Treasury Reserves

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.

                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                  Columbia Income Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by eletronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Income Fund Semiannual Report, September 30, 2005

Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                               SHC-44/90890-0905 (11/05) 05/8395

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust VIII
             -----------------------------------------------------------------

By (Signature and Title)            /s/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                November 28, 2005
     -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Christopher L. Wilson
                         -----------------------------------------------------
                                    Christopher L. Wilson, President


Date                                November 28, 2005
     -------------------------------------------------------------------------

By (Signature and Title)            /s/ J. Kevin Connaughton
                         -----------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                November 28, 2005
     -------------------------------------------------------------------------